UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07447
                                                    --------------

                              Virtus Insight Trust
            -------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
            -------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Kevin J. Carr, Esq.
    Vice President, Chief Legal Officer, Counsel and Secretary for Registrant
                                100 Pearl Street
                             Hartford, CT 06103-4506
            -------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                          ----------------

                      Date of fiscal year end: December 31
                                              ----------------

                    Date of reporting period: March 31, 2010
                                             ----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.


($ reported in thousands)

FOOTNOTE LEGEND
---------------

1) Federal Income Tax Information: For tax information at March 31, 2010, see the Federal Income Tax Information Note 3 in the Notes to Schedules of Investments

2)   Non-income producing

3) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. See the table below.

                                Market Value   % of Net Assets
     Fund                        at 3/31/10       at 3/31/10
     ---------------            ------------   ---------------
     Balanced Allocation Fund   $        358               0.6%
     High Yield Income Fund           11,452              24.0
     Intermediate Government
       Bond Fund                         517               1.5
     Short/Intermediate
       Bond Fund                       2,148               2.2
     Insight Money Market            125,000               6.6

5)   Amount is less than $500.

6)   Illiquid Security.

7) Illiquid and restricted security. For acquisition information, see Note 2 "Illiquid and Restricted Securities" in the Notes to Schedules of Investments.

8) Security valued at fair value as determined in good faith by or under the direction of the Trustees.

9)   The date shown represents next interest reset date

10)  The rate shown is the discount rate.

11) Security with a "put" feature; the date shown is when the security may be put back for redemption.

12) At March 31, 2010, 22% of the securities in the Intermediate Tax-Exempt Bond Fund portfolio and 22% of the securities in the Tax-Exempt Bond Fund portfolio are backed by insurance of financial institutions and financial guaranty assurance. None of the insurers have a concentration greater 10% of the Fund's net assets.

13)  Final Maturity Date

14) Principal amount is adjusted daily pursuant to the change in the Consumer Price Index.

15)  Shares Traded on London Exchange

16)  Shares traded on Johannesburg Exchange

                                                   VIRTUS BALANCED ALLOCATION FUND
                                                       SCHEDULE OF INVESTMENTS
                                                     MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                        PAR VALUE       VALUE                                               PAR VALUE      VALUE
                                       ----------    ----------                                           ------------  -----------
U.S. GOVERNMENT SECURITIES--3.3%                                   AGENCY--(CONTINUED)
U.S. Treasury Bond                                                   5.500%, 6/1/35                       $        126  $       133
  5.375%, 2/15/31                      $      344    $      381      5.500%, 7/1/35                                161          170
  4.750%, 2/15/37                             590           598      5.000%, 9/1/35                                277          286
U.S. Treasury Inflation Indexed Bond                                 6.500%, 5/1/36                                323          354
  1.375%, 1/15/20(14)                         230           226    FNMA Grantor Trust 00-T8, A 7.386%,
U.S. Treasury Note                                                   12/25/30 (3)                                   17           18
  4.000%, 2/15/15                             315           337    FNMA REMIC
  4.875%, 8/15/16                              97           107      04-15, AB 4.000%, 9/25/17                     282          292
  4.625%, 11/15/16                            435           475      02-73, OE 5.000%, 11/25/17                    400          426
  3.750%, 11/15/18                             40            40      (Interest Only) 97-20 1.840%,
---------------------------------------------------------------        3/25/27(3)(6)                               156            4
TOTAL U.S. GOVERNMENT SECURITIES                                   GNMA
(IDENTIFIED COST $2,176)                                  2,164      8.000%, 11/15/26                               17           20
---------------------------------------------------------------      7.000%, 9/15/31                                 4            4
U.S. GOVERNMENT AGENCY OBLIGATIONS--1.0%                             5.500%, 7/15/33                               123          131
Israel Government AID Bond Series                                  GNMA Structured Securities
  7-Z 0.000%, 8/15/22                         690           372      02-53, B 5.552%, 5/16/26                       74           76
Rowan Cos., Inc. 4.330%, 5/1/19               271           279      04-108, C 5.039%, 12/16/32                    195          201
---------------------------------------------------------------                                                         -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                                                                      5,429
(IDENTIFIED COST $656)                                      651                                                         -----------
---------------------------------------------------------------    NON-AGENCY--7.9%
MORTGAGE-BACKED SECURITIES--16.3%                                  Adjustable Rate Mortgage Trust 05-11,
AGENCY--8.4%                                                         2A42 5.189%, 2/25/36 (3)                      560          251
FHLMC                                                              Bear Stearns Commercial Mortgage
  5.500%, 7/1/35                              327           347      Securities, Inc.
  6.000%, 12/1/36                             295           317      06-T22, A4 5.629%, 4/12/38(3)                 195          204
FHLMC REMIC                                                          06-PW14, A4 5.201%, 12/11/38                  165          165
  2513, JE 5.000%, 10/15/17                   450           479      05-T18, A4 4.933%, 2/13/42                    275          285
  2886, BE 4.500%, 11/15/19                   260           270      07-PW15, A2 5.205%, 2/11/44                   190          197
  2886, CK 5.000%, 11/15/19                   280           297    Citigroup-Deutsche Bank Commercial
  2835, HB 5.500%, 8/15/24                    305           328      Mortgage Trust 06-CD3, A2 5.560%,
  2770, LA 4.500%, 4/15/33                    131           138      10/15/48                                      305          316
FNMA                                                               Countrywide Home Loans Series 03-J6,
  4.500%, 1/1/20                              186           196      1A1 5.500%, 8/25/33                           157          158
  7.500%, 11/1/26                              --(5)         --(5) GMAC Mortgage Corp. Loan Trust
  7.500%, 3/1/27                                1             1      05-AR3, 3A3
  7.500%, 3/1/27                                5             6      4.776%, 6/19/35 (3)                            59           58
  5.500%, 12/1/33                             168           178    Greenwich Capital Commercial Funding
  5.500%, 1/1/34                              102           109      Corp. 07-GG9, A4 5.444%, 3/10/39              330          321
  5.000%, 7/1/34                              338           350    Lehman Brothers-UBS Commercial
  5.000%, 11/1/34                              83            86      Mortgage Trust
  2.330%, 1/1/35                              133           136      05-C2, A2 4.821%, 4/15/30                     144          144
  6.000%, 3/1/35                               71            76      06-C3, A4 5.661%, 3/15/39                     330          338
                                                                   MASTR Adjustable Rate Mortgages Trust
                                                                     05-8, 3A1 6.000%, 12/25/35                    430          303
                                                                   MASTR Alternative Loans Trust
                                                                     04-13, 12A1 5.500%, 12/25/19                  131          133

                                                See Notes to Schedules of Investments

                                                                 1

                                                   VIRTUS BALANCED ALLOCATION FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                     MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                        PAR VALUE       VALUE                                               PAR VALUE     VALUE
                                       ----------    ----------                                           ------------  ----------
NON-AGENCY--(CONTINUED)                                            Mercedes-Benz Auto Receivables Trust
  04-13, 8A1 5.500%, 1/25/25           $        143  $        141    09-1, A3 1.670%, 1/15/14             $        315  $       318
MASTR Asset Securitization Trust                                   Triad Auto Receivables Owner Trust
  03-7, 4A33 5.250%, 9/25/33                    167           167    07-B, A4A 5.430%, 7/14/14                     185          193
  03-10, 3A1 5.500%, 11/25/33                   239           242  World Omni Automobile Lease
Morgan Stanley Mortgage Loan Trust                                   Securitization Trust 09-A, A3
  06-7, 5A2 5.962%, 6/25/36                     295           173    1.650%, 2/15/13                               280          282
Residential Funding Mortgage                                       ----------------------------------------------------------------
  Securities II, Inc.                                              TOTAL ASSET-BACKED SECURITIES
  01-HS2, A5 7.420%, 4/25/31 (3)                 33            31  (IDENTIFIED COST $2,624)                                   2,674
Residential Funding Securities LLC                                 ----------------------------------------------------------------
  03-RM2, AII                                                      CORPORATE BONDS--9.8%
  5.000%, 5/25/18                               197           202  CONSUMER DISCRETIONARY--0.6%
Structured Asset Securities Corp.                                  Comcast Corp. 5.150%, 3/1/20                    130          131
  03-34A, 6A 4.907%, 11/25/33(3)                114           105  DaimlerChrysler North America LLC
  05-2XS, 2A2 1.746%, 2/25/35(3)                 82            62    5.875%, 3/15/11                                80           83
  05-15,  4A1 6.000%, 8/25/35                   161           134  DIRECTV Holdings LLC 144A 5.200%,
Structured Asset Securities Corp.                                    3/15/20 (4)                                   150          148
  (Interest Only)                                                                                                       -----------
  98-RF3, AIO 144A 6.100%,                                                                                                      362
    6/15/28 (4)(7)                               45             5                                                       -----------
Washington Mutual Alternative                                      CONSUMER STAPLES--0.2%
  Mortgage Pass-Through Certificates                               Proctor & Gamble Co. ESOP Series A
  05-4, CB7 5.500%, 6/25/35                     310           246    9.360%, 1/1/21                                128          162
  05-6, 2A7 5.500%, 8/25/35                     193           167                                                       -----------
Washington Mutual Mortgage                                         ENERGY--0.8%
  Pass-Through Certificates                                        ConocoPhillips Holding Co. 6.950%,
  02-S8, 2A7 5.250%, 1/25/18                    135           139    4/15/29                                       165          189
  03-S11, A1 5.000%, 11/25/33                   356           353  DCP Midstream LLC 7.875%, 8/16/10               150          154
Wells Fargo & Co. 05-AR4, B1 2.990%,                               Devon Energy Corp. 7.950%, 4/15/32              125          157
  4/25/35 (3)                                   202            45                                                       -----------
                                                     ------------                                                               500
                                                            5,085                                                       -----------
-----------------------------------------------------------------  FINANCIALS--3.4%
TOTAL MORTGAGE-BACKED SECURITIES                                   American Express Credit Corp. 5.125%,
(IDENTIFIED COST $11,021)                                  10,514    8/25/14                                       215          228
-----------------------------------------------------------------  Associates Corp. North America
ASSET-BACKED SECURITIES--4.1%                                        6.950%, 11/1/18                                60           63
Capital Auto Receivables Asset Trust                               AvalonBay Communities, Inc. 6.100%,
  07-3, A3A 5.020%, 9/15/11                      49            50    3/15/20                                       220          234
  07-3, A4 5.210%, 3/17/14                      260           272  Bank of America Corp. 6.250%, 4/15/12           220          237
Capital One Multi-Asset Execution                                  Citigroup, Inc. 5.850%, 7/2/13                  125          131
  Trust 03-B5, B5 4.790%, 8/15/13               240           244  General Electric Capital Corp.
Chase Issuance Trust 07-A15, A                                       4.875%, 3/4/15                                 75           79
  4.960%, 9/17/12                               325           332  Merrill Lynch & Co., Inc.
Citibank Credit Card Issuance Trust                                  5.770%, 7/25/11                               100          106
  07-B2, B2 5.000%, 4/2/12                      220           220    6.050%, 8/15/12                               100          107
  07-A5, A5 5.500%, 6/22/12                     435           440  PNC Funding Corp. 3.625%, 2/8/15                230          231
E*Trade RV & Marine Trust 04-1, A3                                 Prudential Financial, Inc. 3.625%,
  3.620%, 10/8/18                                94            94    9/17/12                                       225          231
Ford Credit Auto Owner Trust 09-B, A4                              Royal Bank of Scotland Group plc
  4.500%, 7/15/14                               215           229    5.000%, 10/1/14                               200          192
                                                                   Travelers Cos., Inc. (The) 5.500%,
                                                                     12/1/15                                       325          354
                                                                                                                        -----------
                                                                                                                              2,193
                                                                                                                        -----------
                                                See Notes to Schedules of Investments

                                                                 2

                                                   VIRTUS BALANCED ALLOCATION FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                     MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                         PAR VALUE       VALUE                                               SHARES        VALUE
                                       ------------  ------------                                         ------------  ------------
HEALTH CARE--0.3%                                                  CONSUMER DISCRETIONARY--(CONTINUED)
Schering-Plough Corp. 6.750%, 12/1/33  $        150  $        168  DIRECTV Class A(2)                           13,550  $       458
                                                     ------------  Dollar Tree, Inc.(2)                          4,800          284
INDUSTRIALS--1.2%                                                  Expedia, Inc.                                 2,750           69
Boeing Co. (The)                                                   Family Dollar Stores, Inc.                    2,300           84
  3.500%, 2/15/15                               175           178  Honda Motor Co., Ltd. Sponsored ADR           1,300           46
  8.750%, 9/15/31                               100           134  Intercontinental Hotels Group plc             1,400           22
Caterpillar, Inc. 7.300%, 5/1/31                200           237  Jones Apparel Group, Inc.                     4,200           80
CSX Corp. 6.750%, 3/15/11                        50            53  Macy's, Inc.                                 11,100          242
Republic Services, Inc. 144A 5.500%,                               National CineMedia, Inc.                      4,600           79
  9/15/19 (4)                                   200           205  NET Servicos de Comunicacao S.A.(2)           1,500           19
                                                     ------------  Panera Bread Co. Class A(2)                   1,550          118
                                                              807  priceline.com, Inc.(2)                        1,050          268
                                                     ------------  RCN Corp.(2)                                  6,100           92
MATERIALS--0.8%                                                    Sinclair Broadcast Group, Inc.
Airgas, Inc. 2.850%, 10/1/13                    230           230    Class A(2)                                 13,900           71
CRH America, Inc. 5.625%, 9/30/11               300           314  Sony Corp. Sponsored ADR                      1,250           48
                                                     ------------  Stage Stores, Inc.                            6,350           98
                                                              544  TJX Cos., Inc. (The)                          8,200          349
                                                     ------------  TRW Automotive Holdings Corp.(2)              7,500          214
TELECOMMUNICATION SERVICES--1.2%                                   UniFirst Corp.                                2,450          126
BellSouth Corp. 6.000%, 11/15/34                235           227  WPP plc  Sponsored ADR                          350           18
France Telecom SA 7.750%, 3/1/11                100           106                                                       -----------
Verizon Global Funding Corp. 7.750%,                                                                                          3,509
  12/1/30                                        30            36                                                       -----------
Vodafone Group plc 3.375%, 11/24/15             400           390  CONSUMER STAPLES--5.8%
                                                     ------------  Archer-Daniels-Midland Co.                    4,050          117
                                                              759  Central Garden and Pet Co. Class A(2)        12,200          112
                                                     ------------  Coca Cola Hellenic Bottling Co.                 600           16
UTILITIES--1.3%                                                    Coca-Cola Bottling Co. Consolidated           1,350           79
America Water Works 6.593%, 10/15/37            130           136  Coca-Cola Enterprises, Inc.                  10,300          285
Consolidated Edison Co. of New York                                Colgate-Palmolive Co.                         8,000          682
  5.700%, 2/1/34                                 50            49  Cott Corp.(2)                                 2,000           15
Dominion Resources, Inc. 5.200%,                                   Cresud S.A.C.I.F. y A                         2,050           29
  8/15/19                                       200           205  Del Monte Foods Co.                          37,000          540
FPL Group Capital, Inc. 5.625%,                                    Delhaize Group SA                               550           44
  9/1/11                                        300           317  Diageo plc Sponsored ADR                        500           34
Virginia Electric & Power Co. Series                               Estee Lauder Cos., Inc. (The) Class A         4,250          276
  A 4.750%, 3/1/13                              100           107  Hansen Natural Corp.(2)                       3,375          146
                                                     ------------  Kimberly-Clark Corp.                          1,125           71
                                                              814  Lorillard, Inc.                               5,400          406
-----------------------------------------------------------------  Revlon, Inc. Class A(2)                       5,300           79
TOTAL CORPORATE BONDS                                              Smithfield Foods, Inc.(2)                     4,600           95
(IDENTIFIED COST $6,138)                                    6,309  Walgreen Co.                                 18,100          671
-----------------------------------------------------------------  Wimm-Bill-Dann Foods OJSC ADR(2)              1,050           24
                                          SHARES         VALUE                                                          -----------
                                       ------------  ------------                                                             3,721
COMMON STOCKS--63.6%                                                                                                    -----------
CONSUMER DISCRETIONARY--5.4%
Amazon.com, Inc.(2)                             650            88
Best Buy Co., Inc.                            3,900           166
Big Lots, Inc.(2)                             8,100           295
Carnival plc ADR                                900            37
Carrols Restaurant Group, Inc.(2)            10,350            70
Chipotle Mexican Grill, Inc.
  Class A(2)                                    600            68


                                                See Notes to Schedules of Investments

                                                                 3

                                                   VIRTUS BALANCED ALLOCATION FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                     MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                          SHARES         VALUE                                               SHARES        VALUE
                                       ------------  ------------                                         ------------  ------------
ENERGY--5.6%                                                       FINANCIALS--(CONTINUED)
Acergy SA Sponsored ADR                         925  $         17  First Mercury Financial Corp.                 4,900  $        64
BP plc Sponsored ADR                            700            40  GFI Group, Inc.                              11,350           66
Cameron International Corp.(2)                8,900           381  Goldman Sachs Group, Inc. (The)               3,400          580
Chevron Corp.                                 3,600           273  Harleysville Group, Inc.                      2,550           86
Clayton Williams Energy, Inc.(2)              3,850           135  Highwoods Properties, Inc.                    3,250          103
Complete Production Services, Inc.(2)         6,200            72  HRPT Properties Trust                        13,400          104
CVR Energy, Inc.(2)                           7,100            62  HSBC Holdings plc Sponsored ADR               1,175           60
ENI S.p.A. Sponsored ADR                        700            33  IntercontinentalExchange, Inc.(2)               610           68
Ensco International plc Sponsored ADR         2,100            94  Itau Unibanco Holding SA                        600           13
Exxon Mobil Corp.                            10,800           723  JPMorgan Chase & Co.                          7,200          322
Key Energy Services, Inc.(2)                 13,850           132  LTC Properties, Inc.                          4,900          133
National Oilwell Varco, Inc.                  8,250           335  Nara Bancorp, Inc.(2)                         9,250           81
Noble Corp.                                  11,000           460  ORIX Corp. Sponsored ADR                        800           35
Occidental Petroleum Corp.                    4,950           419  PHH Corp.(2)                                  6,100          144
Peabody Energy Corp.                          5,500           251  PS Business Parks, Inc.                       2,200          117
Repsol YPF SA Sponsored ADR                   1,700            40  Reinsurance Group of America, Inc.            3,125          164
Statoil ASA                                     800            19  Renasant Corp.                                5,500           89
Tenaris S.A. Sponsored ADR                      700            30  Southwest Bancorp, Inc.                      12,900          107
Total SA Sponsored ADR                        2,250           131  Transatlantic Holdings, Inc.                  2,200          116
                                                     ------------  Travelers Cos., Inc. (The)                    8,900          480
                                                            3,647  Trustco Bank Corp. NY                        13,700           85
                                                     ------------  Unitrin, Inc.                                 4,700          132
FINANCIALS--9.4%                                                   Wells Fargo & Co.                             8,600          268
AFLAC, Inc.                                   1,325            72  Westpac Banking Corp. Sponsored ADR             425           54
Allianz SE ADR                                3,650            46  World Acceptance Corp.(2)                     1,500           54
American Express Co.                          2,900           120                                                       -----------
American Financial Group, Inc.                9,000           256                                                             6,085
Arch Capital Group Ltd.(2)                    7,600           580                                                       -----------
Argo Group International Holdings                                  HEALTH CARE--9.0%
  Ltd.                                        2,250            73  Alliance Healthcare Services, Inc.(2)        12,400           70
Banco Bilbao Vizcaya Argentaria SA                                 AmerisourceBergen Corp.                      16,400          474
  Sponsored ADR                               1,375            19  Amgen, Inc.(2)                               10,300          616
Banco Macro SA ADR                            1,150            34  AMN Healthcare Services, Inc.(2)              7,550           66
Banco Santander SA Sponsored ADR              2,180            29  AstraZeneca plc Sponsored ADR                12,525          560
BanColombia SA Sponsored ADR                    900            41  Biogen Idec, Inc.(2)                          1,230           71
Bank of America Corp.                         5,500            98  Covidien plc                                    600           30
BBVA Banco Frances SA ADR                     5,300            39  DaVita, Inc.(2)                               1,100           70
BlackRock, Inc.                                 975           212  Emergency Medical Services Corp.
Brookfield Properties Corp.                     875            13    Class A(2)                                  2,150          122
Capital One Financial Corp.                   3,300           137  Endo Pharmaceuticals Holdings,
Cardtronics, Inc.(2)                          9,250           116    Inc.(2)                                     4,750          112
Columbia Banking System, Inc.                 6,450           131  Forest Laboratories, Inc.(2)                  6,700          210
Credit Suisse Group Sponsored ADR             1,090            56  Gilead Sciences, Inc.(2)                      3,300          150
Digital Realty Trust, Inc.                    4,300           233  GlaxoSmithKline plc Sponsored ADR               750           29
Endurance Specialty Holdings Ltd.             4,600           171  Hospira, Inc.(2)                              4,000          227
First Financial Holdings, Inc.                5,600            84  Humana, Inc.(2)                               2,700          126
                                                                   ICON plc Sponsored ADR(2)                       525           14

                                                See Notes to Schedules of Investments

                                                                 4

                                                   VIRTUS BALANCED ALLOCATION FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                     MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                          SHARES         VALUE                                               SHARES        VALUE
                                       ------------  ------------                                         ------------  ------------
HEALTH CARE--(CONTINUED)                                           INDUSTRIALS--(CONTINUED)
Intuitive Surgical, Inc.(2)                     400  $        139  URS Corp.(2)                                  3,000  $       149
Johnson & Johnson                             6,200           404                                                       -----------
Kinetic Concepts, Inc.(2)                     3,700           177                                                             3,939
Life Technologies Corp.(2)                    1,450            76                                                       -----------
McKesson Corp.                                8,700           572  INFORMATION TECHNOLOGY--15.6%
Medco Health Solutions, Inc.(2)               1,300            84  Accenture plc Class A                         5,600          235
Novartis AG ADR                               4,150           224  Acxiom Corp.(2)                               9,850          177
Novo Nordisk A/S Sponsored ADR                  475            37  Akamai Technologies, Inc.(2)                  3,050           96
Pfizer, Inc.                                 15,300           262  Anixter International, Inc.(2)                2,300          108
Sanofi-Aventis SA ADR                         1,000            37  Apple, Inc.(2)                                3,875          910
Teva Pharmaceutical Industries Ltd.                                Arrow Electronics, Inc.(2)                    6,800          205
  Sponsored ADR                               2,000           126  Avnet, Inc.(2)                                9,000          270
Valeant Pharmaceuticals                                            Benchmark Electronics, Inc.(2)                5,450          113
  International(2)                            1,750            75  Broadcom Corp. Class A                        6,880          228
Watson Pharmaceuticals, Inc.(2)              15,410           644  Canon, Inc. Sponsored ADR                       950           44
                                                     ------------  Cisco Systems, Inc.(2)                       30,735          800
                                                            5,804  Cognizant Technology Solutions Corp.
                                                     ------------    Class A(2)                                  2,575          131
INDUSTRIALS--6.1%                                                  Computer Sciences Corp.(2)                    4,200          229
3M Co.                                        1,325           111  Cree, Inc.(2)                                 3,350          235
ACCO Brands Corp.(2)                          9,100            70  EMC Corp.(2)                                  3,800           69
Apogee Enterprises, Inc.                      5,950            94  F5 Networks, Inc.(2)                          4,300          265
Babcock & Brown Air Ltd. ADR                  3,350            35  Fujifilm Holdings Corp.                         675           23
Consolidated Graphics, Inc.(2)                2,350            97  Global Payments, Inc.                         4,290          195
Dycom Industries, Inc.(2)                     9,050            79  Google, Inc. Class A(2)                       1,060          601
EMCOR Group, Inc.(2)                          3,800            94  Hewlett-Packard Co.                          10,375          551
General Electric Co.                         16,600           302  Hitach Ltd. Sponsored ADR(2)                    800           30
H&E Equipment Services, Inc.(2)              10,950           118  Ingram Micro, Inc. Class A(2)                18,000          316
Hubbell, Inc. Class B                         1,325            67  International Business Machines Corp.         5,500          705
ITT Corp.                                     1,750            94  Lender Processing Services, Inc.              2,000           76
Jinpan International Ltd.                       525            11  LG Display Co., Ltd. ADR                      1,300           23
Joy Global, Inc.                              5,200           294  Marvell Technology Group Ltd.(2)              3,850           79
KBR, Inc.                                    12,400           275  McAfee, Inc.(2)                               1,700           68
Koninklijke (Royal) Philips                                        Measurement Specialties, Inc.(2)              5,400           79
  Electronics NV                              1,200            38  Microsoft Corp.                              25,215          738
Lockheed Martin Corp.                         5,050           420  NetApp, Inc.(2)                               2,450           80
Mitsui & Co., Ltd. Sponsored ADR                175            59  Oracle Corp.                                 35,700          917
Mueller Industries, Inc.                      3,450            93  Patni Computer Systems Ltd. ADR               1,125           27
Northrop Grumman Corp.                        2,600           171  Red Hat, Inc.(2)                              4,000          117
Oshkosh Corp.(2)                              7,000           282  Satyam Computer Services Ltd. ADR(2)          4,000           21
Raytheon Co.                                  7,000           400  Sybase, Inc.(2)                               1,500           70
Shaw Group, Inc. (The)(2)                     4,600           158  Symantec Corp.(2)                            11,000          186
Siemens AG Sponsored ADR                        400            40  Tech Data Corp.(2)                            2,050           86
Standex International Corp.                   4,150           107  Teradata Corp.(2)                             2,150           62
Timken Co. (The)                              5,100           153  Western Digital Corp.(2)                     16,550          645
Tomkins plc Sponsored ADR                     2,200            31
Tredegar Corp.                                5,700            97

                                                See Notes to Schedules of Investments

                                                                  5

                                                   VIRTUS BALANCED ALLOCATION FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                     MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                          SHARES         VALUE                                               SHARES        VALUE
                                       ------------  ------------                                         ------------  ------------
INFORMATION TECHNOLOGY--(CONTINUED)                                UTILITIES--(CONTINUED)
Western Union Co. (The)                      13,900  $        236  Southwest Gas Corp.                           6,050  $     181
                                                     ------------                                                       ---------
                                                           10,046                                                             370
                                                     ------------  --------------------------------------------------------------
MATERIALS--4.8%                                                    TOTAL COMMON STOCKS
Agrium, Inc.                                    225            16  (IDENTIFIED COST $36,367)                               41,019
Ashland, Inc.                                 5,200           274  --------------------------------------------------------------
BHP Billiton Ltd. Sponsored ADR                 450            36  TOTAL LONG TERM INVESTMENTS--98.1%
BHP Billiton plc ADR                            250            17  (IDENTIFIED COST $58,982)                               63,331
Buckeye Technologies, Inc.(2)                 8,500           111  --------------------------------------------------------------
CRH plc Sponsored ADR                         1,000            25  SHORT-TERM INVESTMENTS--1.8%
Crown Holdings, Inc.(2)                      12,900           348  MONEY MARKET MUTUAL FUNDS--1.8%
Freeport-McMoRan Copper & Gold, Inc.          7,275           608  BlackRock Liquidity Funds TempFund
International Paper Co.                       6,300           155    Portfolio - Institutional Shares
Lubrizol Corp. (The)                          7,050           647    (seven-day effective yield 0.119%)      1,142,736      1,143
Minerals Technologies, Inc.                   2,350           122                                                       ---------
PolyOne Corp.(2)                             13,300           136  --------------------------------------------------------------
Rio Tinto plc ADR                               225            53  TOTAL SHORT-TERM INVESTMENTS
Rock-Tenn Co. Class A                         6,050           276  (IDENTIFIED COST $1,143)                                 1,143
Spartech Corp.(2)                             6,300            74  --------------------------------------------------------------
Ternium SA Sponsored ADR(2)                     950            39  TOTAL INVESTMENTS--99.9%
Walter Energy, Inc.                           1,550           143  (IDENTIFIED COST $60,125)                               64,474(1)
                                                     ------------  Other assets and liabilities, net--0.1%                     39
                                                            3,080                                                       ---------
                                                     ------------  NET ASSETS--100.0%                                   $  64,513
TELECOMMUNICATION SERVICES--1.3%                                                                                        =========
American Tower Corp. Class A(2)               5,720           244
AT&T, Inc.                                   11,100           287  Refer to Footnote Legend
City Telecom (H.K.) Ltd. ADR                  1,330            21
Deutsche Telekom AG Sponsored ADR             3,750            51  ABBREVIATIONS:
KT Corp. Sponsored ADR                        1,000            21  ADR    American Depositary Receipt.
Mobile TeleSystems OJSC Sponsored ADR           400            22  FHLMC  Federal Home Loan Mortgage Corporation ("Freddie Mac").
Nippon Telegraph & Telephone Corp.                                 FNMA   Federal National Mortgage Association ("Fannie Mae").
  ADR                                         1,650            35  GNMA   Government National Mortgage Association ("Ginnie Mae")
Portugal Telecom, SGPA, SA Sponsored                               REMIC  Real Estate Mortgage Investment Conduit
  ADR                                         1,175            13
SBA Communications Corp. Class A(2)           2,450            88
SK Telecom Co. Ltd. ADR                         890            15
Telefonica S.A. Sponsored ADR                   300            21
                                                     ------------
                                                              818
                                                     ------------
UTILITIES--0.6%
Cia Energetica de Minas Gerais                1,100            18
El Paso Electric Co.(2)                       4,850           100
Enersis SA Sponsored ADR                        675            13
Huaneng Power International, Inc.
  Sponsored ADR                               1,100            26
National Grid plc Sponsored ADR                 650            32


                                                See Notes to Schedules of Investments

                                                                 6

                                                   VIRTUS BALANCED ALLOCATION FUND
                                                       SCHEDULE OF INVESTMENTS
                                                     MARCH 31, 2010 (UNAUDITED)

COUNTRY WEIGHTINGS as of 3/31/10 +
------------------------------------------------------
United States (includes Short-term investments)    91%
United Kingdom                                      3
Bermuda                                             1
Ireland                                             1
Israel                                              1
Switzerland                                         1
Other                                               2
------------------------------------------------------
Total                                             100%
------------------------------------------------------

+ % of total investments as of March 31, 2010

                                                See Notes to Schedules of Investments

                                                                 7


($ reported in thousands)

The following table provides a summary of inputs used to value the Fund's net assets as of March 31, 2010 (See Security Valuation
Note 1A in the Notes to Schedules of Investments.):

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           LEVEL 2        LEVEL 3
                                                                        TOTAL VALUE AT                   SIGNIFICANT    SIGNIFICANT
                                                                           MARCH 31,        LEVEL 1       OBSERVABLE   UNOBSERVABLE
INVESTMENT IN SECURITIES:                                                    2010        QUOTED PRICES      INPUTS        INPUTS
-----------------------------------------------------------------------------------------------------------------------------------
Debt Securities:
   Asset-Backed Securities                                              $        2,674   $          --   $     2,674   $         --
   Corporate Debt                                                                6,309              --         6,309             --
   Mortgage-Backed Securities                                                   10,514              --        10,505              9
   U.S. Government and Agency Securities                                         2,815              --         2,815
Equity Securities:
   Common Stocks                                                                41,019          41,019                           --
   Short-Term Investments                                                        1,143           1,143                           --
Total Investments                                                       $       64,474   $      42,162   $    22,303   $          9

                                                See Notes to Schedules of Investments


                                                                 1 |

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value:
($ reported in thousands)
                                         Mortgage-
                                         Backed
INVESTMENTS IN SECURITIES                Securities
                                         ----------
BALANCE AS OF DECEMBER 31, 2009:         $       --
Accrued Discount/(Premium)                       --
Realized Gain (Loss)                             --
Change in Unrealized
Appreciation (Depreciation)                      --
Net Purchases/(Sales)                            --
Transfers In and/or Out of Level 3 (1)            9
                                         ----------
BALANCE AS OF MARCH 31, 2010             $        9
                                         ==========

(1) "Transfers in and/or out" represent the ending value as of March 31, 2010, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

                                                See Notes to Schedules of Investments

                                                       VIRTUS CORE EQUITY FUND
                                                       SCHEDULE OF INVESTMENTS
                                                     MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                          SHARES         VALUE                                               SHARES         VALUE
                                       ----------    ----------                                           ------------  ----------
PREFERRED STOCK--1.4%                                              FINANCIALS--(CONTINUED)
CONSUMER STAPLES--1.4%                                             JPMorgan Chase & Co.                         74,050  $      3,314
Companhia de Bebidas das Americas ADR                              MetLife, Inc.                                16,750           726
  Pfd. 2.69%                                 13,300  $      1,219  Prudential Financial, Inc.                   36,100         2,184
                                                     ------------  Reinsurance Group of America, Inc.           14,950           785
-----------------------------------------------------------------  Wells Fargo & Co.                            54,600         1,699
TOTAL PREFERRED STOCK                                                                                                   ------------
(IDENTIFIED COST $1,324)                                    1,219                                                             13,757
-----------------------------------------------------------------                                                       ------------
COMMON STOCKS--97.1%                                               HEALTH CARE--16.3%
CONSUMER DISCRETIONARY--7.9%                                       AstraZeneca plc Sponsored ADR                13,280           594
Amazon.com, Inc.(2)                          13,550         1,839  Bruker Corp.(2)                             144,350         2,115
DIRECTV Class A(2)                           45,900         1,552  Covidien plc                                 11,100           558
Discovery Communications, Inc.                                     Forest Laboratories, Inc.(2)                 55,950         1,755
  Class A(2)                                 15,650           529  Life Technologies Corp.(2)                   10,700           559
Home Depot, Inc. (The)                       32,350         1,046  McKesson Corp.                               38,350         2,520
McDonald's Corp.                              9,550           637  Medco Health Solutions, Inc.(2)              18,650         1,204
TJX Cos., Inc. (The)                         41,650         1,771  Pfizer, Inc.                                 27,712           475
                                                     ------------  Teva Pharmaceutical Industries Ltd.
                                                            7,374    Sponsored ADR                              37,000         2,334
                                                     ------------  Valeant Pharmaceuticals
CONSUMER STAPLES--7.1%                                               International (2)                          19,300           828
Archer-Daniels-Midland Co.                   17,700           511  Watson Pharmaceuticals, Inc.(2)              53,450         2,233
Campbell Soup Co.                            16,550           585                                                       ------------
CVS Caremark Corp.                           55,000         2,011                                                             15,175
Hansen Natural Corp. (2)                     17,100           742                                                       ------------
Heinz (H.J.) Co.                             29,150         1,330  INDUSTRIALS--7.4%
Wal-Mart Stores, Inc.                        25,900         1,440  Cummins, Inc.                                25,500         1,580
                                                     ------------  Danaher Corp.                                11,300           903
                                                            6,619  General Dynamics Corp.                       13,050         1,007
                                                     ------------  General Electric Co.                         57,350         1,044
ENERGY--11.1%                                                      Honeywell International, Inc.                14,500           656
Anadarko Petroleum Corp.                     10,800           786  Northrop Grumman Corp.                       26,000         1,705
Cameron International Corp.(2)               33,250         1,425                                                       ------------
Chevron Corp.                                14,200         1,077                                                              6,895
National Oilwell Varco, Inc.                 18,300           743                                                       ------------
Noble Corp.                                  49,950         2,089  INFORMATION TECHNOLOGY--21.5%
Occidental Petroleum Corp.                   19,850         1,678  Accenture plc Class A                        42,500         1,783
Peabody Energy Corp.                         21,750           994  Apple, Inc.(2)                                7,400         1,738
Schlumberger Ltd.                             8,300           527  Cisco Systems, Inc.(2)                       29,250           761
Southwestern Energy Co.(2)                   16,650           678  Cognizant Technology Solutions Corp.
Total SA Sponsored ADR                        6,800           394    Class A(2)                                 11,700           596
                                                     ------------  Computer Sciences Corp.(2)                   16,050           875
                                                           10,391  F5 Networks, Inc.(2)                          9,150           563
                                                     ------------  Google, Inc. Class A(2)                       2,000         1,134
FINANCIALS--14.7%                                                  International Business Machines Corp.        16,900         2,167
Bank of America Corp.                        91,400         1,632  Intuit, Inc.(2)                              49,300         1,693
Capital One Financial Corp.                  13,600           563  Marvell Technology Group Ltd.(2)             59,900         1,221
First Horizon National Corp.(2)                 547             8  Microsoft Corp.                              24,150           707
Goldman Sachs Group, Inc. (The)              16,680         2,846  QLogic Corp.(2)                              74,600         1,514
                                                                   Synopsys, Inc. (2)                           37,850           847

                                                See Notes to Schedules of Investments

                                                                  1

                                                       VIRTUS CORE EQUITY FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                     MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                          SHARES        VALUE
                                       ------------  ------------
INFORMATION TECHNOLOGY--(CONTINUED)
Tech Data Corp. (2)                          50,800  $      2,129
VMware, Inc. Class A (2)                     14,600           778
Western Digital Corp.(2)                     40,050         1,562
                                                     ------------
                                                           20,068
                                                     ------------
MATERIALS--8.5%
BHP Billiton Ltd. Sponsored ADR               8,700           699
Freeport-McMoRan Copper & Gold, Inc.         24,136         2,016
Huntsman Corp.                               72,200           870
International Paper Co.                      20,900           514
Lubrizol Corp. (The)                         20,000         1,835
Reliance Steel & Aluminum Co.                40,650         2,001
                                                     ------------
                                                            7,935
                                                     ------------
TELECOMMUNICATION SERVICES--1.5%
AT&T, Inc.                                   53,330         1,378
                                                     ------------
UTILITIES--1.1%
Integrys Energy Group, Inc.                  22,050         1,045
                                                     ------------
-----------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $78,953)                                  90,637
-----------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.5%
(IDENTIFIED COST $80,277)                                  91,856
-----------------------------------------------------------------
SHORT-TERM INVESTMENTS--2.2%
MONEY MARKET MUTUAL FUNDS--2.2%
BlackRock Liquidity Funds TempFund
  Portfolio - Institutional Shares
  (seven-day effective yield 0.119%)      2,098,032         2,098
                                                     ------------
-----------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $2,098)                                    2,098
-----------------------------------------------------------------
TOTAL INVESTMENTS--100.7%
(IDENTIFIED COST $82,375)                                  93,954(1)
Other assets and liabilities, net--(0.7)%                    (615)
                                                     ------------
NET ASSETS--100.0%                                   $     93,339
                                                     ============

Refer to Footnote Legend

ABBREVIATIONS:
ADR     American Depositary Receipt.

                                                See Notes to Schedules of Investments

                                                                  2


                                                       VIRTUS CORE EQUITY FUND
                                                       SCHEDULE OF INVESTMENTS
                                                     MARCH 31, 2010 (UNAUDITED)

COUNTRY WEIGHTINGS as of 3/31/10 +
-----------------------------------------------------------------
United States (includes Short-term investments)               88%
Ireland                                                        3
Israel                                                         2
Switzerland                                                    2
Australia                                                      1
Bermuda                                                        1
Brazil                                                         1
Other                                                          2
-----------------------------------------------------------------
Total                                                        100%
-----------------------------------------------------------------

+ % of total investments as of March 31, 2010

                                                See Notes to Schedules of Investments

                                                                  3



($ reported in thousands)

The following table provides a summary of inputs used to value the Fund's net assets as of March 31, 2010 (See Security Valuation
Note 1A in the Notes to Schedules of Investments):

----------------------------------------------------------------------------------------------------
                                                                      TOTAL VALUE AT
                                                                         MARCH 31,        LEVEL 1
INVESTMENT IN SECURITIES:                                                  2010        QUOTED PRICES
----------------------------------------------------------------------------------------------------
Equity Securities:
   Common Stocks                                                     $        90,637  $       90,637
   Preferred Stock                                                             1,219           1,219
   Short-Term Investments                                                      2,098           2,098
Total Investments                                                    $        93,954  $       93,954

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

                                                See Notes to Schedules of Investments


                                                                 1 |

                                            VIRTUS DISCIPLINED SMALL-CAP OPPORTUNITY FUND
                                                       SCHEDULE OF INVESTMENTS
                                                     MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                         SHARES         VALUE                                               SHARES        VALUE
                                       ----------    ----------                                           ------------  ----------
COMMON STOCKS--99.2%                                               FINANCIALS--(CONTINUED)
CONSUMER DISCRETIONARY--18.0%                                      Compass Diversified Trust                   56,600  $      864
Aeropostale, Inc.(2)                         16,075  $        463  Encore Capital Group, Inc.(2)               58,200         957
American Greetings Corp. Class A             16,350           341  Entertainment Properties Trust              11,600         477
California Pizza Kitchen, Inc.(2)            31,380           527  EZCORP, Inc. Class A(2)                     22,800         470
Carter's, Inc.(2)                            40,350         1,217  First Citizens BancShares, Inc.
Collective Brands, Inc.(2)                   42,050           956    Class A                                    3,995         794
Cooper Tire & Rubber Co.                     27,150           516  Flushing Financial Corp.                    53,700         680
Deckers Outdoor Corp.(2)                     10,350         1,428  Horace Mann Educators Corp.                 60,350         909
Finish Line, Inc. (The) Class A              53,250           869  International Bancshares Corp.              19,600         451
Fossil, Inc.(2)                               8,800           332  Jones Lang LaSalle, Inc.                    10,525         767
Jo-Ann Stores, Inc.(2)                       29,000         1,217  Meadowbrook Insurance Group, Inc.          131,450       1,038
JOS. A. Bank Clothiers, Inc.(2)              12,350           675  Medical Properties Trust, Inc.              39,700         416
Kirkland's, Inc.(2)                          29,750           625  MFA Financial, Inc.                        101,050         744
Phillips-Van Heusen Corp.                    20,960         1,202  Mid-America Apartment Communities,
Scholastic Corp.                             14,500           406    Inc.                                      16,850         873
Tempur-Pedic International, Inc.(2)          10,400           314  Montpelier Re Holdings Ltd.                 65,850       1,107
Tuesday Morning Corp.(2)                     91,050           600  Nara Bancorp, Inc.(2)                       38,100         334
Tupperware Brands Corp.                      27,100         1,307  NewAlliance Bancshares, Inc.                34,200         432
Warnaco Group, Inc. (The)(2)                  8,300           396  Oppenheimer Holdings, Inc.                   8,600         219
Wet Seal, Inc. (The) Class A(2)             172,450           821  Prosperity Bancshares, Inc.                 24,350         998
WMS Industries, Inc.(2)                      12,350           518  SeaBright Insurance Holdings, Inc.          31,850         351
                                                     ------------  SWS Group, Inc.                             28,825         332
                                                           14,730  Tanger Factory Outlet Centers               11,800         509
                                                     ------------  World Acceptance Corp.(2)                    9,950         359
CONSUMER STAPLES--1.6%                                                                                                 ----------
Boston Beer Co., Inc. (The)                                                                                                16,770
  Class A(2)                                 13,775           720                                                      ----------
Darling International, Inc.(2)               64,800           581  HEALTH CARE--14.9%
                                                     ------------  Amedisys, Inc.(2)                           14,650         809
                                                            1,301  AmSurg Corp.(2)                             32,025         691
                                                     ------------  Cambrex Corp.(2)                            49,000         198
ENERGY--6.3%                                                       Centene Corp.(2)                            30,950         744
Cal Dive International, Inc.(2)             115,050           843  Cubist Pharmaceuticals, Inc.(2)             14,950         337
Dawson Geophysical Co.(2)                    24,450           715  Health Management Associates, Inc.
Helix Energy Solutions Group, Inc.(2)        39,850           519    Class A(2)                                70,950         610
International Coal Group, Inc.(2)           169,500           775  HealthSouth Corp.(2)                        29,950         560
Natural Gas Services Group, Inc.(2)          63,350         1,006  HealthSpring, Inc.(2)                       55,350         974
Parker Drilling Co.(2)                       77,545           382  Healthways, Inc.(2)                         35,900         577
Willbros Group, Inc.(2)                      75,000           901  Kendle International, Inc.(2)               58,350       1,020
                                                     ------------  Medicis Pharmaceutical Corp. Class A        24,900         627
                                                            5,141  Odyssey HealthCare, Inc.(2)                 24,750         448
                                                     ------------  Par Pharmaceutical Cos., Inc.(2)            15,450         383
FINANCIALS--20.5%                                                  RehabCare Group, Inc.(2)                    33,450         912
Aspen Insurance Holdings Ltd.                21,100           608  SonoSite, Inc.(2)                           26,500         851
BioMed Realty Trust, Inc.                    20,350           337  STERIS Corp.                                20,425         688
Cardinal Financial Corp.                     47,850           511  U.S. Physical Therapy, Inc.(2)              20,850         363
Cash America International, Inc.             17,700           699  ViroPharma, Inc.(2)                         78,625       1,072
Cedar Shopping Centers, Inc.                 67,500           534


                                                See Notes to Schedules of Investments

                                                                 1

                                            VIRTUS DISCIPLINED SMALL-CAP OPPORTUNITY FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                     MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                           SHARES        VALUE                                               SHARES        VALUE
                                         ----------  ------------                                           ---------  -------------
HEALTH CARE--(CONTINUED)
WellCare Health Plans, Inc.(2)               11,150  $        332  MATERIALS--7.5%
                                                     ------------  Buckeye Technologies, Inc.(2)               57,250  $      749
                                                           12,196  Innophos Holdings, Inc.                     37,650       1,050
                                                     ------------  Kapstone Paper and Packaging
INDUSTRIALS--12.3%                                                   Corp.(2)                                  45,700         542
Aircastle Ltd.                               33,750           320  Minerals Technologies, Inc.                 11,700         607
Ampco-Pittsburgh Corp.                       30,090           747  NewMarket Corp.                              4,900         505
ATC Technology Corp.(2)                      19,200           330  OM Group, Inc.(2)                           33,230       1,126
Chart Industries, Inc.(2)                    40,750           815  PolyOne Corp.(2)                            58,700         601
Comfort Systems USA, Inc.                    45,650           570  Rock-Tenn Co. Class A                       10,650         485
Consolidated Graphics, Inc.(2)               19,450           805  Stepan Co.                                   9,200         514
EMCOR Group, Inc.(2)                         35,700           879                                                      ----------
EnerSys(2)                                   27,000           666                                                           6,179
EnPro Industries, Inc.(2)                    19,675           572                                                      ----------
GenCorp, Inc.(2)                             92,150           531  TELECOMMUNICATION SERVICES--0.9%
Graham Corp.                                 49,550           891  tw telecom, Inc.(2)                         42,500         771
Layne Christensen Co.(2)                     37,050           990                                                      ----------
M & F Worldwide Corp.(2)                     31,375           960  UTILITIES--0.9%
On Assignment, Inc.(2)                       59,675           426  Nicor, Inc.                                 18,175         762
SFN Group, Inc.(2)                           65,950           528                                                      ----------
                                                     ------------  --------------------------------------------------------------
                                                           10,030  TOTAL COMMON STOCKS
                                                     ------------  (IDENTIFIED COST $68,525)                               81,223
INFORMATION TECHNOLOGY--16.3%                                      --------------------------------------------------------------
3Com Corp.(2)                                90,350           695  TOTAL LONG TERM INVESTMENTS--99.2%
Arris Group, Inc.(2)                         81,325           977  (IDENTIFIED COST $68,525)                               81,223
Blue Coat Systems, Inc.(2)                   39,150         1,215  --------------------------------------------------------------
CSG Systems International, Inc.(2)           51,925         1,088  SHORT-TERM INVESTMENTS--0.9%
Emulex Corp.(2)                              68,250           906  MONEY MARKET MUTUAL FUNDS--0.9%
Forrester Research, Inc.(2)                  14,500           436  BlackRock Liquidity Funds TempFund
Insight Enterprises, Inc.(2)                 45,850           659    Portfolio - Institutional Shares
MicroStrategy, Inc. Class A(2)               11,000           936    (seven-day effective yield 0.119%)       726,499         726
MIPS Technologies, Inc.(2)                   83,700           373                                                      ----------
Multi-Fineline Electronix, Inc.(2)           18,650           481  --------------------------------------------------------------
Netgear, Inc.(2)                             41,700         1,088  TOTAL SHORT-TERM INVESTMENTS
Oplink Communications, Inc.(2)               26,600           493  (IDENTIFIED COST $726)                                     726
Parametric Technology Corp.(2)               23,600           426  --------------------------------------------------------------
Pericom Semiconductor Corp.(2)               34,375           368  TOTAL INVESTMENTS--100.1%
Plantronics, Inc.                            13,150           411  (IDENTIFIED COST $69,251)                               81,949(1)
SonicWALL, Inc.(2)                           89,550           778  Other assets and liabilities, net--(0.1)%                 (107)
TeleTech Holdings, Inc.(2)                   29,200           499                                                      ----------
Tessera Technologies, Inc.(2)                26,050           528  NET ASSETS--100.0%                                  $   81,842
TIBCO Software, Inc.(2)                      47,800           516                                                      ==========
Wright Express Corp.(2)                      15,600           470  Refer to Footnote Legend
                                                     ------------
                                                           13,343
                                                     ------------

                                                See Notes to Schedules of Investments

                                                                 2


($ reported in thousands)

The following table provides a summary of inputs used to value the Fund's net assets as of March 31, 2010 (See Security Valuation
Note 1A in the Notes to Schedules of Investments.):

-------------------------------------------------------------------------------------------
                                                                 TOTAL VALUE
                                                                AT MARCH 31,     LEVEL 1
INVESTMENT IN SECURITIES:                                           2010      QUOTED PRICES
-------------------------------------------------------------------------------------------
Equity Securities:
   Common Stocks                                                $     81,223  $      81,223
   Short-Term Investments                                                726            726
Total Investments                                               $     81,949  $      81,949

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

                                                See Notes to Schedules of Investments


                                                                1 |

                                               VIRTUS DISCIPLINED SMALL-CAP VALUE FUND
                                                       SCHEDULE OF INVESTMENTS
                                                     MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                          SHARES         VALUE                                              SHARES         VALUE
                                       ------------  ------------                                        ------------  ------------
COMMON STOCKS--99.3%                                               FINANCIALS--(CONTINUED)
CONSUMER DISCRETIONARY--14.7%                                      Argo Group International Holdings
Bob Evans Farms, Inc.                        32,850  $      1,015    Ltd.                                      11,950  $        389
Carrols Restaurant Group, Inc.(2)            77,550           527  Aspen Insurance Holdings Ltd.               54,950         1,585
Children's Place Retail Stores, Inc.                               BancFirst Corp.                             16,686           699
  (The)(2)                                   13,000           579  BGC Partners, Inc. Class A                 152,750           933
Core-Mark Holding Co., Inc.(2)               40,500         1,240  Brandywine Realty Trust                     34,400           420
CSS Industries, Inc.                         16,900           340  CapLease, Inc.                             188,850         1,048
Culp, Inc.(2)                                65,000           779  Cardtronics, Inc.(2)                        35,000           440
Entercom Communications Corp.                                      Columbia Banking System, Inc.               70,800         1,438
  Class A(2)                                118,050         1,404  Dime Community Bancshares                   64,050           809
Harte-Hanks, Inc.                            52,850           680  Dollar Financial Corp.(2)                   52,600         1,266
Jones Apparel Group, Inc.                    38,900           740  First Financial Holdings, Inc.              61,700           929
Journal Communications, Inc.                                       First Mercury Financial Corp.               79,800         1,040
  Class A(2)                                182,900           768  First Midwest Bancorp, Inc.                 73,500           996
Monro Muffler Brake, Inc.                    10,000           358  First Potomac Realty Trust                 100,100         1,505
National CineMedia, Inc.                     64,250         1,109  FirstMerit Corp.                            38,556           832
Papa John's International, Inc.(2)           48,050         1,235  Harleysville Group, Inc.                    42,100         1,421
Perry Ellis International, Inc.(2)           34,450           780  Highwoods Properties, Inc.                  41,050         1,303
RC2 Corp.(2)                                 51,000           764  Home Properties, Inc.                       13,650           639
Rent-A-Center, Inc.(2)                       64,650         1,529  Horace Mann Educators Corp.                 65,000           979
Sinclair Broadcast Group, Inc.                                     HRPT Properties Trust                      136,800         1,064
  Class A(2)                                166,800           847  Kilroy Realty Corp.                         20,150           621
Stage Stores, Inc.                           90,650         1,395  Knight Capital Group, Inc. Class A(2)       46,000           701
Timberland Co. (The) Class A(2)              39,700           847  Lakeland Financial Corp.                    21,000           400
UniFirst Corp.                               44,050         2,269  LTC Properties, Inc.                        39,000         1,055
                                                     ------------  MarketAxess Holdings, Inc.                  33,600           529
                                                           19,205  Nara Bancorp, Inc.(2)                      133,600         1,170
                                                     ------------  Navigators Group, Inc. (The)(2)             20,300           798
CONSUMER STAPLES--2.4%                                             Nelnet, Inc. Class A                        45,450           844
Central Garden and Pet Co. Class A(2)       119,700         1,096  PHH Corp.(2)                                57,600         1,358
Coca-Cola Bottling Co. Consolidated          11,600           681  Platinum Underwriters Holdings Ltd.          8,000           297
Nash-Finch Co.                                5,000           168  Prosperity Bancshares, Inc.                 18,800           771
Revlon, Inc. Class A(2)                      35,200           523  Provident New York Bancorp                  19,200           182
TreeHouse Foods, Inc.(2)                     15,000           658  PS Business Parks, Inc.                     32,050         1,711
                                                     ------------  Renasant Corp.                              41,950           679
                                                            3,126  SeaBright Insurance Holdings, Inc.          87,150           960
                                                     ------------  Southwest Bancorp, Inc.                     66,000           546
ENERGY--5.3%                                                       Sterling Bancorp                            62,600           629
Clayton Williams Energy, Inc.(2)             37,500         1,312  Trico Bancshares                            49,600           987
Complete Production Services, Inc.(2)        65,700           759  Trustco Bank Corp. NY                       82,200           507
Geokinetics, Inc.(2)                         66,100           477  Umpqua Holdings Corp.                       41,200           546
Key Energy Services, Inc.(2)                161,050         1,538  Unitrin, Inc.                               47,500         1,332
Oil States International, Inc.(2)            28,000         1,269  World Acceptance Corp.(2)                   30,550         1,102
Pioneer Drilling Co.(2)                      54,100           381
T-3 Energy Services, Inc.(2)                 32,000           786
Vaalco Energy, Inc.(2)                       77,000           380
                                                     ------------
                                                            6,902
                                                     ------------
FINANCIALS--29.4%
Amerisafe, Inc.(2)                           32,000           524


                                                See Notes to Schedules of Investments

                                                                 1

                                               VIRTUS DISCIPLINED SMALL-CAP VALUE FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                     MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                          SHARES         VALUE                                               SHARES        VALUE
                                       ------------  ------------                                         ------------  -----------
                                                                   INFORMATION TECHNOLOGY--(CONTINUED)
FINANCIALS--(CONTINUED)                                            Benchmark Electronics, Inc.(2)               73,300  $     1,520
WSFS Financial Corp.                         14,000  $        546  CSG Systems International, Inc.(2)           96,700        2,027
                                                     ------------  EarthLink, Inc.                             145,050        1,239
                                                           38,530  Epicor Software Corp.(2)                     55,100          527
                                                     ------------  Insight Enterprises, Inc.(2)                 87,500        1,257
HEALTH CARE--5.4%                                                  Integrated Silicon Solution, Inc.(2)         73,000          770
AMERIGROUP Corp.(2)                          28,000           931  Photronics, Inc.(2)                         201,200        1,024
AMN Healthcare Services, Inc.(2)            167,900         1,478  Sybase, Inc.(2)                              26,000        1,212
AmSurg Corp.(2)                              54,200         1,170  Symmetricom, Inc.(2)                        103,100          601
Emergency Medical Services Corp.                                   TeleTech Holdings, Inc.(2)                   63,950        1,092
  Class A(2)                                 18,450         1,043  TIBCO Software, Inc.(2)                      45,000          486
HealthSpring, Inc.(2)                        16,000           282  Vishay Intertechnology, Inc.(2)             143,250        1,465
Healthways, Inc.(2)                          41,800           672                                                       -----------
Kendle International, Inc.(2)                31,400           549                                                            16,965
Kindred Healthcare, Inc.(2)                  24,400           440                                                       -----------
Medical Action Industries, Inc.(2)           31,500           386  MATERIALS--8.9%
RehabCare Group, Inc.(2)                      6,000           164  Buckeye Technologies, Inc.(2)               115,250        1,507
                                                     ------------  Innophos Holdings, Inc.                      43,400        1,211
                                                            7,115  Innospec, Inc.                               65,500          744
                                                     ------------  Minerals Technologies, Inc.                  32,500        1,685
INDUSTRIALS--16.0%                                                 PolyOne Corp.(2)                             69,350          710
ACCO Brands Corp.(2)                        181,200         1,388  Rock-Tenn Co. Class A                        44,100        2,010
Altra Holdings, Inc.(2)                     114,200         1,568  Schulman (A.), Inc.                          77,350        1,893
Amerco, Inc.(2)                              17,600           956  Spartech Corp.(2)                           111,700        1,307
American Reprographics Co.(2)                80,750           724  Stepan Co.                                   11,300          631
Apogee Enterprises, Inc.                     63,600         1,006                                                       -----------
ATC Technology Corp.(2)                      27,500           472                                                            11,698
Beacon Roofing Supply, Inc.(2)               29,000           555                                                       -----------
Celadon Group, Inc.(2)                       62,900           877  TELECOMMUNICATION SERVICES--0.5%
Comfort Systems USA, Inc.                    89,450         1,117  Consolidated Communications Holdings,
Consolidated Graphics, Inc.(2)               33,900         1,404    Inc.                                       31,400          595
Dycom Industries, Inc.(2)                   169,400         1,486                                                       -----------
EMCOR Group, Inc.(2)                         65,600         1,616  UTILITIES--3.8%
Ennis, Inc.                                  44,800           729  California Water Service Group                2,000           75
G&K Services, Inc. Class A                   14,700           380  El Paso Electric Co.(2)                      80,600        1,660
Gibraltar Industries, Inc.(2)                44,850           566  New Jersey Resources Corp.                    9,000          338
H&E Equipment Services, Inc.(2)             100,690         1,085  Southwest Gas Corp.                          60,450        1,809
Lydall, Inc.(2)                              30,000           235  Unisource Energy Corp.                       36,700        1,154
Navigant Consulting, Inc.(2)                 32,000           388                                                       -----------
RSC Holdings, Inc.(2)                       102,600           817                                                             5,036
Standex International Corp.                  42,316         1,090  ----------------------------------------------------------------
TAL International Group, Inc.                59,500         1,189  TOTAL COMMON STOCKS
Towers Watson & Co. Class A                   6,000           285  (IDENTIFIED COST $107,359)                               130,178
Tredegar Corp.                               62,850         1,073  ----------------------------------------------------------------
                                                     ------------  TOTAL LONG TERM INVESTMENTS--99.3%
                                                           21,006  (IDENTIFIED COST $107,359)                               130,178
                                                     ------------  ----------------------------------------------------------------
INFORMATION TECHNOLOGY--12.9%
Acxiom Corp.(2)                             106,250         1,906
Anixter International, Inc.(2)               39,250         1,839


                                                See Notes to Schedules of Investments

                                                                  2

                                               VIRTUS DISCIPLINED SMALL-CAP VALUE FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                     MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                          SHARES         VALUE
                                       ------------  ------------
SHORT-TERM INVESTMENTS--0.8%
MONEY MARKET MUTUAL FUNDS--0.8%
BlackRock Liquidity Funds TempFund
  Portfolio - Institutional Shares
  (seven-day effective yield 0.119%)      1,050,454  $      1,050
                                                     ------------
-----------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,050)                                    1,050
-----------------------------------------------------------------
TOTAL INVESTMENTS--100.1%
(IDENTIFIED COST $108,409)                                131,228(1)
Other assets and liabilities, net--(0.1)%                    (153)
                                                     ------------
NET ASSETS--100.0%                                   $    131,075
                                                     ============

Refer to Footnote Legend

                                                See Notes to Schedules of Investments

                                                                 3


($ reported in thousands)

The following table provides a summary of inputs used to value the Fund's net assets as of March 31, 2010 (See Security Valuation
Note 1A in the Notes to Schedules of Investments.):

------------------------------------------------------------------------------------------------------------
                                                                              TOTAL VALUE AT
                                                                                 MARCH 31,        LEVEL 1
INVESTMENT IN SECURITIES:                                                          2010        QUOTED PRICES
------------------------------------------------------------------------------------------------------------
Equity Securities:
   Common Stocks                                                              $      130,178   $     130,178
   Short-Term Investments                                                              1,050           1,050
Total Investments                                                             $      131,228   $     131,228

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

                                                See Notes to Schedules of Investments


                                                                 1|

                                             VIRTUS EMERGING MARKETS OPPORTUNITIES FUND
                                                       SCHEDULE OF INVESTMENTS
                                                     MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                          SHARES         VALUE                                              SHARES         VALUE
                                       ------------  ------------                                        ------------  ------------
PREFERRED STOCK--5.4%                                              CONSUMER STAPLES--(CONTINUED)
CONSUMER STAPLES--3.1%                                             Nestle Malaysia Bhd                        127,800  $      1,338
Companhia de Bebidas das Americas ADR                              SABMiller plc                              105,900         3,115
  Pfd. 2.69%                             103,817     $      9,516  Shoprite Holdings Ltd.                     487,663         4,868
                                                     ------------  Souza Cruz SA                              303,026        10,595
UTILITIES--2.3%                                                    Unilever Indonesia Tbk PT                2,454,377         3,277
AES Tiete SA Pfd. 6.55%                  464,689            5,074  Want Want China Holdings Ltd.            3,979,100         2,824
Cia de Transmissao de Energia                                                                                          ------------
  Eletrica Paulista Pfd. 1.08%            75,269            1,962                                                            93,995
                                                     ------------                                                      ------------
                                                            7,036  ENERGY--4.0%
-----------------------------------------------------------------  CNOOC Ltd.                               3,616,992         5,953
TOTAL PREFERRED STOCK                                              Oil & Gas Development Co. Ltd.             309,800           479
(IDENTIFIED COST $13,735)                                  16,552  PetroChina Co., Ltd. Class H             1,819,500         2,128
-----------------------------------------------------------------  PTT Exploration & Production plc           869,500         3,953
COMMON STOCKS--91.9%                                                                                                   ------------
CONSUMER DISCRETIONARY--5.0%                                                                                                 12,513
Cyrela Brazil Realty SA                  305,926            3,584                                                      ------------
Hero Honda Motors Ltd.                    67,376            2,918  FINANCIALS--20.0%
Kangwon Land, Inc.                       211,440            3,177  Banco Compartamos S.A.B. de C.V.           922,148         5,199
MRV Engenharia e Participacoes SA        362,100            2,545  Bank Rakyat Indonesia                    3,714,100         3,367
NET Servicos de Comunicacao SA (2)       266,621            3,448  BM&F BOVESPA SA                            417,267         2,802
Peace Mark Holdings Ltd. (2)(6)(8)       464,100                0  Cetip SA-Balcao Organizado de Ativos
                                                     ------------    e Derivativos                            492,900         4,033
                                                           15,672  Commercial Bank of Ceylon plc              205,400           363
                                                     ------------  Credicorp Ltd. ADR                          48,793         4,302
CONSUMER STAPLES--30.3%                                            HDFC Bank Ltd.                             374,712        16,138
AmorePacific Corp.                         8,902            6,475  Housing Development Finance Corp.          206,495        12,498
Anadolu Efes Biracilik Ve Malt                                     Itausa Investimentos SA                    471,843         3,232
  Sanayii AS                             198,300            2,091  Jammu & Kashmir Bank Ltd.                   92,150         1,399
British American Tobacco Bhd             198,400            2,685  JSE Ltd.                                   359,225         3,196
British American Tobacco plc              57,795(16)        2,012  Samsung Fire & Marine Insurance Co.
British American Tobacco plc             243,126(15)        8,381    Ltd. (2)                                  33,749         5,414
Coca-Cola Femsa S.A.B. de C.V.                                                                                         ------------
  Series L                               347,367            2,318                                                            61,943
Coca-Cola Femsa S.A.B. de C.V.                                                                                         ------------
  Sponsored ADR                           12,148              807  HEALTH CARE--3.5%
Colgate Palmolive India Ltd.             164,700            2,477  Cipla Ltd.                                 628,334         4,736
Dabur India Ltd.                       1,029,400            3,641  Sun Pharmaceutical Industries Ltd.          68,399         2,730
Dairy Farm International Holdings                                  Yuhan Corp.                                 21,477         3,274
  Ltd.                                   424,400            2,801                                                      ------------
Fomento Economico Mexicano S.A.B. de                                                                                         10,740
  C.V. Sponsored ADR                      65,774            3,126                                                      ------------
Guinness Anchor Bhd                      648,200            1,377  INDUSTRIALS--7.7%
Hengan International Group Co., Ltd.     901,592            6,723  Beijing Enterprises Holdings Ltd.          919,215         6,387
Hindustan Unilever Ltd.                  472,640            2,522  Bharat Electronics Ltd.                     46,538         2,283
ITC Ltd.                               1,584,191            9,282  Bharat Heavy Electricals Ltd.               61,718         3,287
Kimberly-Clark de Mexico S.A.B. de                                 Elbit Systems Ltd.                          60,200         3,852
  C.V. Class A                           476,026            2,691  Jain Irrigation Systems Ltd.               160,825         3,441
Marico Ltd.                              510,529            1,240  Keells (John) Holdings plc               1,025,000         1,654
Nestle India Ltd.                        122,946            7,329


                                                See Notes to Schedules of Investments

                                                                  1


                                             VIRTUS EMERGING MARKETS OPPORTUNITIES FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                     MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                          SHARES         VALUE                                              SHARES        VALUE
                                       ------------  ------------                                        ------------  ----------
INDUSTRIALS--(CONTINUED)                                           EQUITY-LINKED INSTRUMENTS--0.4%
Taiwan Secom Co., Ltd.                    1,836,100  $      2,937  CLSA Financial Products Ltd. - Yes
                                                     ------------    Bank Ltd. Strike price $0.001 USD
                                                           23,841    exp. 6/29/12                                 214  $    1,223
                                                     ------------  --------------------------------------------------------------
INFORMATION TECHNOLOGY--7.5%                                       TOTAL EQUITY-LINKED INSTRUMENTS
Cielo SA                                    460,300         4,372  (IDENTIFIED COST $1,254)                                 1,223
HTC Corp.                                   217,000         2,535  --------------------------------------------------------------
NetEase.Com, Inc. ADR (2)                    88,600         3,142  TOTAL LONG TERM INVESTMENTS--97.7%
NHN Corp. (2)                                19,746         3,141  (IDENTIFIED COST $242,884)                             302,661
Redecard SA                                 537,334         9,941  --------------------------------------------------------------
                                                     ------------  SHORT-TERM INVESTMENTS--3.2%
                                                           23,131  MONEY MARKET MUTUAL FUNDS--3.2%
                                                     ------------  Dreyfus Cash Management Fund -
MATERIALS--3.2%                                                      Institutional Shares (seven-day
Asian Paints Ltd.                            10,800           490    effective yield 0.070%)               10,046,315      10,046
Engro Corp., Ltd.                           259,600           618                                                      ----------
Fauji Fertilizer Co., Ltd.                1,094,300         1,429  --------------------------------------------------------------
Semen Gresik (Persero) Tbk PT             7,400,389         5,937  TOTAL SHORT-TERM INVESTMENTS
Yingde Gases Group Co., Ltd. (2)          1,289,790         1,425  (IDENTIFIED COST $10,046)                               10,046
                                                     ------------  --------------------------------------------------------------
                                                            9,899  TOTAL INVESTMENTS--100.9%
                                                     ------------  (IDENTIFIED COST $252,930)                             312,707(1)
TELECOMMUNICATION SERVICES--3.9%                                   Other assets and liabilities,
MTN Group Ltd.                              328,463         5,051    net--(0.9)%                                           (2,637)
Philippine Long Distance Telephone                                                                                     ----------
  Co. Sponsored ADR                          80,231         4,275  NET ASSETS--100.0%                                  $  310,070
Telekomunikasi Indonesia Tbk PT           3,231,171         2,858                                                      ==========
                                                     ------------
                                                           12,184  Refer to Footnote Legend
                                                     ------------
UTILITIES--6.8%                                                    ABBREVIATIONS:
Companhia de Saneamento de Minas                                   ADR  American Depositary Receipt.
  Gerais(8)                                   2,664            38
CPFL Energia SA                             166,100         3,334  CURRENCIES:
Light SA                                    236,700         3,218  GBP  United Kingdom Pound Sterling
Tanjong plc                               2,130,100        11,715  USD  United States Dollar
Xinao Gas Holdings Ltd.                   1,042,136         2,663
                                                     ------------
                                                           20,968
-----------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $227,895)                                284,886
-----------------------------------------------------------------

At March 31, 2010, the Fund had entered into forward currency contracts as follows (reported in thousands):

                                                                                                                     Unrealized
                                                                                                                    Appreciation
Contracts to Sell                  In Exchange for               Settlement Date               Value               (Depreciation)
-----------------                  ---------------               ---------------               -----               --------------
    GBP 2,907                         USD 4,625                      4/06/10                  $4,411                         $214
                                                                                                                          -------
                                                                                                                              214
                                                                                                                          =======
                                                See Notes to Schedules of Investments

                                                                  2


                                             VIRTUS EMERGING MARKETS OPPORTUNITIES FUND
                                                       SCHEDULE OF INVESTMENTS
                                                     MARCH 31, 2010 (UNAUDITED)

COUNTRY WEIGHTINGS as of 3/31/10 +
------------------------------------------------------------------
India                                                          24%
Brazil                                                         22
China                                                          10
Indonesia                                                       5
Korea                                                           5
Malaysia                                                        5
South Africa                                                    5
Other                                                          24
------------------------------------------------------------------
Total                                                         100%
------------------------------------------------------------------

+ % of total investments as of March 31, 2010

                                                See Notes to Schedules of Investments

                                                                  3


($ reported in thousands)

The following table provides a summary of inputs used to value the Fund's net assets as of March 31, 2010 (See Security Valuation
Note 1A in the Notes to Schedules of Investments.):

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          LEVEL 2         LEVEL 3
                                                                     TOTAL VALUE AT                     SIGNIFICANT     SIGNIFICANT
ASSET TABLE                                                             MARCH 31,          LEVEL 1       OBSERVABLE    UNOBSERVABLE
INVESTMENT IN SECURITIES:                                                 2010          QUOTED PRICES     INPUTS          INPUTS
------------------------------------------------------------------------------------------------------------------------------------
Equity Securities:
   Common Stocks                                                     $       284,886 $        284,848 $           -- $           38
   Preferred Stock                                                            16,552           16,552             --             --
   Short-Term Investments                                                     10,046           10,046             --             --
   Equity-Linked Instruments                                                   1,223               --          1,223             --
Total Investments                                                            312,707          311,446          1,223             38
OTHER FINANCIAL INSTRUMENTS:
   Forward Currency Contracts (a)                                                214               --            214             --

   (a) Valued at the unrealized appreciation (depreciation) on the investment.

Certain Foreign securities are fair valued by utilizing an external pricing service in the event of any significant market movements between the time the series valued such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the hierarchy. Significant market movements were deemed not to have occurred at 3/31/10 and therefore the Fund did not utilize the external pricing service model adjustments. As a result securities still held by the
Fund were transferred from Level 2 into Level 1 with an end of period value of $25,520. Please refer to the note on security valuation in the Notes to the Schedules of Investments.


                                                See Notes to Schedules of Investments

                                                                 1 |

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value:
($ reported in thousands)

                                         Common
INVESTMENTS IN SECURITIES                Stocks
                                         -----------
BALANCE AS OF DECEMBER 31, 2009:                  $0  (2)
Accrued Discount/(Premium)
                                                   -
Realized Gain (Loss)
                                                   -
Change in Unrealized Appreciation
(Depreciation)                                     -
Net Purchases/(Sales)
                                                   -
Transfers In and/or Out of Level 3 (1)            38
                                         -----------
BALANCE AS OF MARCH 31, 2010              $       38
                                         ===========

(1) "Transfers in and/or out" represent the ending value as of March 31, 2010, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(2) Level 3 Common Stock valued at zero at the beginning of the period.

                                                See Notes to Schedules of Investments

                                                      VIRTUS VALUE EQUITY FUND
                                                       SCHEDULE OF INVESTMENTS
                                                     MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                          SHARES         VALUE                                              SHARES         VALUE
                                       ------------  ------------                                        ------------  ------------
COMMON STOCKS--99.1%                                               FINANCIALS--(CONTINUED)
CONSUMER DISCRETIONARY--10.1%                                      Goldman Sachs Group, Inc. (The)             26,900  $      4,590
Big Lots, Inc.(2)                            39,000  $      1,420  JPMorgan Chase & Co.                        68,000         3,043
Cablevision Systems Corp. Class A            31,000           748  PNC Financial Services Group, Inc.          36,400         2,173
DIRECTV Class A(2)                           32,000         1,082  Senior Housing Properties Trust             75,400         1,670
Ford Motor Co.(2)                            61,000           767  Travelers Cos., Inc. (The)                  75,800         4,089
Jarden Corp.                                 26,700           889  Waddell & Reed Financial, Inc.
Macy's, Inc.                                113,800         2,477    Class A                                   37,150         1,339
News Corp. Class A                           56,400           813  Wells Fargo & Co.                          106,000         3,299
Ross Stores, Inc.                            25,000         1,337                                                      ------------
TJX Cos., Inc. (The)                         53,400         2,270                                                            33,820
TRW Automotive Holdings Corp.(2)             78,100         2,232                                                      ------------
Viacom, Inc. Class B(2)                      24,600           846  HEALTH CARE--12.2%
Whirlpool Corp.                              17,600         1,536  Amgen, Inc.(2)                              41,100         2,456
                                                     ------------  AstraZeneca plc Sponsored ADR               65,100         2,911
                                                           16,417  CIGNA Corp.                                 27,900         1,021
                                                     ------------  Forest Laboratories, Inc.(2)                43,500         1,364
CONSUMER STAPLES--7.4%                                             Humana, Inc.(2)                             64,800         3,031
Coca-Cola Enterprises, Inc.                  71,800         1,986  Johnson & Johnson                           23,700         1,545
Del Monte Foods Co.                         235,300         3,436  McKesson Corp.                              62,700         4,121
Lorillard, Inc.                              17,800         1,339  Pfizer, Inc.                               111,300         1,909
NBTY, Inc.(2)                                27,150         1,303  Watson Pharmaceuticals, Inc.(2)             31,700         1,324
Walgreen Co.                                107,800         3,998                                                      ------------
                                                     ------------                                                            19,682
                                                           12,062                                                      ------------
                                                     ------------  INDUSTRIALS--7.8%
ENERGY--16.1%                                                      Donnelley (R.R.) & Sons Co.                 43,400           927
Cameron International Corp.(2)               22,400           960  General Electric Co.                       128,000         2,330
Chevron Corp.                                71,600         5,429  Joy Global, Inc.                            34,200         1,936
ConocoPhillips                               43,210         2,211  KBR, Inc.                                   36,600           811
Exxon Mobil Corp.                            86,200         5,774  Lockheed Martin Corp.                       14,400         1,198
Murphy Oil Corp.                             14,600           820  Raytheon Co.                                59,300         3,387
National Oilwell Varco, Inc.                 83,600         3,393  URS Corp.(2)                                39,800         1,974
Noble Corp.                                  66,100         2,764                                                      ------------
Occidental Petroleum Corp.                   26,100         2,207                                                            12,563
Oil States International, Inc.(2)            20,400           925                                                      ------------
Peabody Energy Corp.                         35,500         1,622  INFORMATION TECHNOLOGY--8.7%
                                                     ------------  Avnet, Inc.(2)                              46,200         1,386
                                                           26,105  Computer Sciences Corp.(2)                  46,200         2,518
                                                     ------------  Hewlett-Packard Co.                         24,900         1,323
FINANCIALS--20.9%                                                  Ingram Micro, Inc. Class A (2)             208,100         3,652
ACE Ltd.                                     42,000         2,197  International Business Machines Corp.       16,100         2,065
American Express Co.                         20,800           858  Western Digital Corp.(2)                    79,000         3,080
American Financial Group, Inc.               80,500         2,290                                                      ------------
Arch Capital Group Ltd. (2)                  45,300         3,454                                                            14,024
Bank of America Corp.                        99,900         1,783                                                      ------------
Capital One Financial Corp.                  25,200         1,044  MATERIALS--9.6%
CME Group, Inc. Class A                       6,300         1,991  Ashland, Inc.                               48,600         2,565
                                                                   Crown Holdings, Inc. (2)                    92,900         2,504
                                                                   Freeport-McMoRan Copper & Gold, Inc.        25,900         2,164
                                                                   International Paper Co.                     88,100         2,168


                                                See Notes to Schedules of Investments

                                                                 1

                                                      VIRTUS VALUE EQUITY FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                     MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                          SHARES        VALUE
                                       ------------  ----------
MATERIALS--(CONTINUED)
Lubrizol Corp. (The)                         31,800  $    2,917
Reliance Steel & Aluminum Co.                31,350       1,543
Walter Energy, Inc.                          17,800       1,642
                                                     ----------
                                                         15,503
                                                     ----------
TELECOMMUNICATION SERVICES--4.4%
AT&T, Inc.                                  157,087       4,059
Verizon Communications, Inc.                 96,400       2,990
                                                     ----------
                                                          7,049
                                                     ----------
UTILITIES--1.9%
FPL Group, Inc.                              24,900       1,203
Integrys Energy Group, Inc.                  17,300         820
ONEOK, Inc.                                  21,900       1,000
                                                     ----------
                                                          3,023
---------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $146,615)                              160,248
---------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.1%
(IDENTIFIED COST $146,615)                              160,248
---------------------------------------------------------------
SHORT-TERM INVESTMENTS--1.9%
MONEY MARKET MUTUAL FUNDS--1.9%
BlackRock Liquidity Funds TempFund
  Portfolio - Institutional Shares
  (seven-day effective yield 0.119%)      3,039,615       3,040
---------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $3,040)                                  3,040
---------------------------------------------------------------
TOTAL INVESTMENTS--101.0%
(IDENTIFIED COST $149,655)                              163,288(1)
Other assets and liabilities,
  net--(1.0)%                                            (1,583)
                                                     ----------
NET ASSETS--100.0%                                   $  161,705
                                                     ==========

Refer to Footnote Legend

ABBREVIATIONS:
ADR American Depositary Receipt.

                                                See Notes to Schedules of Investments

                                                                 2

                                                      VIRTUS VALUE EQUITY FUND
                                                       SCHEDULE OF INVESTMENTS
                                                     MARCH 31, 2010 (UNAUDITED)

COUNTRY WEIGHTINGS as of 3/31/10 +
------------------------------------------------------
United States (includes Short-term investments)    93%
Switzerland                                         3
Bermuda                                             2
United Kingdom                                      2
------------------------------------------------------
Total                                             100%
------------------------------------------------------

+ % of total investments as of March 31, 2010


                                                See Notes to Schedules of Investments

                                                                 3


($ reported in thousands)

The following table provides a summary of inputs used to value the Fund's net assets as of March 31, 2010 (See Security Valuation
Note 1A in the Notes to Schedules of Investments.):

--------------------------------------------------------------------------------
                                                  TOTAL VALUE AT
                                                     MARCH 31,        LEVEL 1
INVESTMENT IN SECURITIES:                              2010        QUOTED PRICES
--------------------------------------------------------------------------------
Equity Securities:
   Common Stocks                                  $      160,248   $     160,248
   Short-Term Investments                                  3,040           3,040
Total Investments                                 $      163,288   $     163,288

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

                                                See Notes to Schedules of Investments


                                                                 1 |

                                                    VIRTUS HIGH YIELD INCOME FUND
                                                       SCHEDULE OF INVESTMENTS
                                                     MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                         PAR VALUE       VALUE                                              PAR VALUE      VALUE
                                       ------------  ------------                                         ------------  -----------
CORPORATE BONDS--91.0%                                             CONSUMER DISCRETIONARY--(CONTINUED)
CONSUMER DISCRETIONARY--25.4%                                        Series 95-A, 9.300%, 7/1/15(6)(8)    $        137  $       126
Affinion Group, Inc.                                               UPC Germany GmbH 144A 8.125%,
  10.125%, 10/15/13                    $        400  $        412    12/1/17 (4)                                   390          404
  11.500%, 10/15/15                             610           628  Valassis Communications, Inc. 8.250%,
AMC Entertainment, Inc. 8.000%,                                      3/1/15                                        565          583
  3/1/14                                        585           592  Videotron Ltee 9.125%, 4/15/18                  680          759
AutoNation, Inc. 6.750%, 4/15/18                 55            54  WMG Holdings Corp. 9.500%,
Avis Budget Car Rental LLC/ Avis                                     12/15/14(3)                                   445          451
  Budget Finance, Inc. 7.625%,                                                                                          -----------
  5/15/14                                       465           463                                                            12,153
Bon-Ton Stores, Inc. (The) 10.250%,                                                                                     -----------
  3/15/14                                       365           358  CONSUMER STAPLES--9.2%
Cengage Learning Acquisitions, Inc.                                Ingles Markets, Inc. 8.875%, 5/15/17            550          577
  144A 13.250%, 7/15/15 (3)(4)                  350           341  Alliance One International, Inc. 144A
Cinemark USA, Inc. 8.625%, 6/15/19              315           333    10.000%, 7/15/16 (4)                          635          667
CSC Holdings, Inc. 144A 8.625%,                                    ASG Consolidated LLC/ASG Finance,
  2/15/19 (4)                                   455           500    Inc. 11.500%, 11/1/11(3)                      490          495
Dollar General Corp. PIK Interest                                  B&G Foods, Inc. 7.625%, 1/15/18                 140          143
  Capitalization 11.875%, 7/15/17               244           285  Bumble Bee Foods LLC 144A 7.750%,
Echostar DBS Corp. 6.625%, 10/1/14              265           268    12/15/15 (4)                                  160          162
Education Management LLC/Education                                 Constellation Brands, Inc. 7.250%,
  Management Finance Corp. 10.250%,                                  9/1/16                                        435          449
  6/1/16                                         38            42  Cott Beverages, Inc. 144A 8.375%,
Goodyear Tire & Rubber Co. (The)                                     11/15/17 (4)                                  160          166
  10.500%, 5/15/16                              555           602  Dole Food Co., Inc.
Hanesbrands, Inc. 8.000%, 12/15/16              145           151    8.750%, 7/15/13                                15           16
Intelsat Corp. 9.250%, 8/15/14                  590           608    144A 8.000%, 10/1/16(4)                       160          165
Jarden Corp. 7.500%, 5/1/17                     415           423  Pantry, Inc. (The) 7.750%, 2/15/14              420          410
Levi Strauss & Co. 8.875%, 4/1/16               345           362  Stater Brothers Holdings, Inc.
Mediacom Broadband LLC/Mediacom                                      7.750%, 4/15/15                               260          264
  Broadband Corp. 8.500%, 10/15/15               30            31  SUPERVALU, Inc. 8.000%, 5/1/16                  425          432
Nebraska Book Co., Inc. 10.000%,                                   Tops Markets LLC 144A 10.125%,
  12/1/11                                        45            47    10/15/15 (4)                                  410          428
Peninsula Gaming LLC 144A 10.750%,                                                                                      -----------
  8/15/17 (4)                                   460           442                                                             4,374
Sally Holdings LLC/Sally Capital,                                                                                       -----------
  Inc. 10.500%, 11/15/16                        335           367  ENERGY--6.8%
Scientific Games International, Inc.                               Atlas Pipeline Partners LP 8.125%,
  9.250%, 6/15/19                               695           738    12/15/15                                      570          553
Service Corp. International                                        Chesapeake Energy Corp.
  7.625%, 10/1/18                               350           356    9.500%, 2/15/15                               130          142
  8.000%, 11/15/21                              140           142    6.625%, 1/15/16                               140          138
Sirius XM Radio, Inc. 144A 8.750%,                                 Comstock Resources, Inc. 8.375%,
  4/1/15 (4)                                    250           250    10/15/17                                      345          356
Speedway Motorsports, Inc. 6.750%,                                 Crosstex Energy/Crosstex Energy
  6/1/13                                        515           518    Finance Corp. 144A 8.875%,
Susser Holdings LLC/Susser Finance                                   2/15/18 (4)                                   160          166
  Corp. 10.625%, 12/15/13                       385           402  El Paso Corp. 8.250%, 2/15/16                   230          247
United Artists Theatre Circuit, Inc.                               Linn Energy LLC/Linn Energy Finance
  Series BD-1, 9.300%, 7/1/15(6)(8)             121           111    Corp. 144A 8.625%, 4/15/20 (4)                150          150
  Series BE-9, 9.300%, 7/1/15(6)(8)               4             4  Pioneer Natural Resources Co.
                                                                     6.650%, 3/15/17                               115          115
                                                                     6.875%, 5/1/18                                390          392
                                                                   Plains Exploration & Production Co.
                                                                     7.000%, 3/15/17                               335          332
                                                                     7.625%, 6/1/18                                270          274

                                                See Notes to Schedules of Investments

                                                                 1

                                                    VIRTUS HIGH YIELD INCOME FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                     MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                         PAR VALUE       VALUE                                              PAR VALUE      VALUE
                                       ------------  ------------                                         ------------  -----------
ENERGY--(CONTINUED)                                                INFORMATION TECHNOLOGY--3.7%
SandRidge Energy, Inc. 144A 8.750%,                                Advanced Micro Devices, Inc. 144A
  1/15/20 (4)                          $        395  $        387    8.125%, 12/15/17 (4)                 $        325  $       336
                                                     ------------  Jabil Circuit, Inc. 7.750%, 7/15/16             140          148
                                                            3,252  Lender Processing Services, Inc.
                                                     ------------    8.125%, 7/1/16                                490          528
FINANCIALS--9.5%                                                   SunGard Data Systems, Inc.
CEDC Finance Corp International, Inc.                                9.125%, 8/15/13                               245          252
  144A 9.125%, 12/1/16 (4)                      310           329    10.250%, 8/15/15                              445          470
CIT Group, Inc. 7.000%, 5/1/17                  525           486  Viasat, Inc. 144A 8.875%, 9/15/16 (4)            20           21
CNG Holdings, Inc. 144A 12.250%,                                                                                        -----------
  2/15/15 (4)                                   240           234                                                             1,755
Ford Motor Credit Co. LLC 7.500%,                                                                                       -----------
  8/1/12                                        680           704  MATERIALS--4.7%
GMAC, Inc. 0.000%, 6/15/15                      590           381  Ball Corp. 6.750%, 9/15/20                      225          230
Host Hotels & Resorts LP Series O,                                 Boise Paper Holdings LLC/ Boise
  6.375%, 3/15/15                                90            90    Finance Co.
Icahn Enterprises LP / Icahn                                         144A 9.000%, 11/1/17(4)                       155          164
  Enterprises Finance Corp. 144A                                     144A 8.000%, 4/1/20(4)                        185          186
  8.000%, 1/15/18 (4)                         1,035         1,003  Cascades, Inc. 144A 7.875%,
ING Capital Funding Trust III 8.439%,                                1/15/20 (4)                                    30           30
  12/31/49(3)                                   210           199  Exopack Holding Corp. 11.250%, 2/1/14           350          367
International Lease Finance Corp.                                  Freeport-McMoRan Copper & Gold, Inc.
  144A 8.625%, 9/15/15(4)                        20            20    8.375%, 4/1/17                                285          317
  144A 8.750%, 3/15/17(4)                       370           379  Huntsman International LLC
NBC Acquisition Corp. 11.000%,                                       7.875%, 11/15/14                              230          233
  3/15/13(3)                                    580           523    144A 8.625%, 3/15/20(4)                       250          252
UBS Preferred Funding Trust I 8.622%,                              Solutia, Inc. 7.875%, 3/15/20                   445          453
  10/29/49(3)                                   120           119                                                       -----------
Ventas Realty LP/Ventas Capital Corp.                                                                                         2,232
  Series 1, 6.500%, 6/1/16                       70            72                                                       -----------
                                                     ------------  TELECOMMUNICATION SERVICES--17.0%
                                                            4,539  Cincinnati Bell, Inc.
                                                     ------------    8.250%, 10/15/17                              250          254
HEALTH CARE--3.7%                                                    8.750%, 3/15/18                               195          198
Community Health Systems, Inc.                                     Crown Castle International Corp.
  8.875%, 7/15/15                               510           529    7.125%, 11/1/19                                25           25
DaVita, Inc. 7.250%, 3/15/15                    340           349  Frontier Communications Corp. 8.125%,
HCA, Inc.                                                            10/1/18                                       290          292
  9.250%, 11/15/16                              615           655  GCI, Inc. 144A 8.625%, 11/15/19 (4)             760          778
  144A 8.500%, 4/15/19(4)                       210           227  Global Crossing Ltd. 144A 12.000%,
                                                     ------------    9/15/15 (4)                                   710          792
                                                            1,760  Hughes Network Systems LLC/Hughes
                                                     ------------    Network Systems Finance Corp.
INDUSTRIALS--9.4%                                                    9.500%, 4/15/14                               820          847
ARAMARK Corp. 8.500%, 2/1/15                    360           370  ITC Deltacom, Inc. 144A 10.500%,
Biomet, Inc. 11.625%, 10/15/17                  980         1,102    4/1/16 (4)                                    320          320
Casella Waste Systems, Inc. 9.750%,                                Nextel Communications, Inc. Series C,
  2/1/13                                        555           558    5.950%, 3/15/14                               575          539
Corrections Corp. of America 7.750%,                               NII Capital Corp. 144A 8.875%,
  6/1/17                                        275           289    12/15/19 (4)                                  935          972
DI Finance/DynCorp International,                                  PAETEC Holding Corp. 9.500%, 7/15/15            510          519
  Inc. Series B, 9.500%, 2/15/13                910           926  Stratos Global Corp. 9.875%, 2/15/13            283          300
Dycom Industries, Inc. 8.125%,                                     Virgin Media Finance plc
  10/15/15                                      447           418    8.750%, 4/15/14                               208          214
Goodman Global Group, Inc. 144A
  0.000%, 12/15/14 (4)                          325           192
Travelport LLC 9.875%, 9/1/14                   595           624
                                                     ------------
                                                            4,479
                                                     ------------

                                                See Notes to Schedules of Investments

                                                                 2

                                                    VIRTUS HIGH YIELD INCOME FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                     MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                         PAR VALUE       VALUE
                                       ------------  ------------
TELECOMMUNICATION SERVICES--(CONTINUED)
  8.375%, 10/15/19                     $        325  $        336
West Corp. 9.500%, 10/15/14                     440           454
Wind Acquisition Holdings Finance
  S.p.A. 144A 12.250%, 7/15/17 (4)              650           647
Windstream Corp. 7.000%, 3/15/19                675           633
                                                     ------------
                                                            8,120
                                                     ------------
UTILITIES--1.6%
Ferrellgas Partners LP
  144A 9.125%, 10/1/17(4)                       325           342
  8.625%, 6/15/20                               150           150
NRG Energy, Inc. 7.375%, 1/15/17                295           293
                                                     ------------
                                                              785
-----------------------------------------------------------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $40,665)                                  43,449
-----------------------------------------------------------------
LOAN AGREEMENTS(3)--0.5%
INDUSTRIALS--0.5%
Rental Services Corp. Tranche 3.775%,
  11/30/13                                      228           221
                                                     ------------
-----------------------------------------------------------------
TOTAL LOAN AGREEMENTS
(IDENTIFIED COST $185)                                        221
-----------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--91.5%
(IDENTIFIED COST $40,850)                                  43,670
-----------------------------------------------------------------
                                          SHARES         VALUE
                                       ------------  ------------
SHORT-TERM INVESTMENTS--7.0%
MONEY MARKET MUTUAL FUNDS--7.0%
BlackRock Liquidity Funds TempFund
  Portfolio - Institutional Shares
  (seven-day effective yield 0.119%)      3,363,907         3,364
                                                     ------------
-----------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $3,364)                                    3,364
-----------------------------------------------------------------
TOTAL INVESTMENTS--98.5%
(IDENTIFIED COST $44,214)                                  47,034(1)
Other Assets and Liabilities--1.5%                            739
                                                     ------------
NET ASSETS--100.0%                                   $     47,773
                                                     ============

Refer to Footnote Legend

ABBREVIATIONS:
PIK Payment-in-Kind Security

                                                See Notes to Schedules of Investments

                                                                  3


                                                    VIRTUS HIGH YIELD INCOME FUND
                                                       SCHEDULE OF INVESTMENTS
                                                     MARCH 31, 2010 (UNAUDITED)

COUNTRY WEIGHTINGS as of 3/31/10 +
------------------------------------------------------
United States (includes Short-term investments)    93%
Bermuda                                             2
Canada                                              2
Germany                                             1
Italy                                               1
United Kingdom                                      1
------------------------------------------------------
Total                                             100%
------------------------------------------------------

+ % of total investments as of March 31, 2010

                                                See Notes to Schedules of Investments

                                                                 4


($ reported in thousands)

The following table provides a summary of inputs used to value the Fund's net assets as of March 31, 2010 (See Security Valuation
Note 1A in the Notes to Schedules of Investments.):

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           LEVEL 2        LEVEL 3
                                                                        TOTAL VALUE AT                   SIGNIFICANT    SIGNIFICANT
                                                                           MARCH 31,        LEVEL 1       OBSERVABLE   UNOBSERVABLE
INVESTMENT IN SECURITIES:                                                    2010        QUOTED PRICES      INPUTS        INPUTS
-----------------------------------------------------------------------------------------------------------------------------------
Debt Securities:
   Corporate Debt                                                       $       43,670   $          --   $    43,429   $        241
Equity Securities:
   Short-Term Investments                                                        3,364           3,364            --             --
Total Investments                                                       $       47,034   $       3,364   $    43,429   $        241


                                                See Notes to Schedules of Investments


                                                                 1|

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value:

($ reported in thousands)

                                         Corporate
INVESTMENTS IN SECURITIES                Debt
                                         ---------
BALANCE AS OF DECEMBER 31, 2009:         $     252
Accrued Discount/(Premium)                       1
Realized Gain (Loss)                            --
Change in Unrealized Appreciation
(Depreciation)                                   5
Net Purchases/(Sales)(1)                       (17)
Transfers In and/or Out of Level 3 (2)          --
                                         ---------
BALANCE AS OF MARCH 31, 2010             $     241
                                         =========

(1) Includes paydowns

(2) "Transfers in and/or out" represent the ending value as of March 31, 2010, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

                                                See Notes to Schedules of Investments

                                              VIRTUS INTERMEDIATE GOVERNMENT BOND FUND
                                                      SCHEDULE OF INVESTMENTS
                                                     MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                         PAR VALUE       VALUE                                             PAR VALUE       VALUE
                                       ------------  ------------                                        ------------  ------------
U.S. GOVERNMENT SECURITIES--17.5%                                  Israel Government AID Bond 5.500%,
U.S. Treasury Bond                                                   9/18/23                             $      1,500  $      1,621
  11.250%, 2/15/15                     $        250  $        351  Rowan Cos., Inc. 6.150%, 7/1/10                184           184
  8.125%, 8/15/19                               320           430  Small Business Administration
U.S. Treasury Inflation Indexed Bond                                 09-P10A,1 4.727%, 2/10/19                    573           589
  1.375%, 1/15/20(14)                           360           354    Participation Certificates 09-20B,
U.S. Treasury Note                                                   1, 4.760%, 2/1/29                            478           498
  1.375%, 11/15/12                              250           250    Participation Certificates 09-20F,
  2.000%, 11/30/13                              302           303    1, 4.950%, 6/1/29                            662           697
  1.875%, 4/30/14                                95            94  ----------------------------------------------------------------
  4.000%, 2/15/15                               800           856  TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  4.625%, 11/15/16                            1,875         2,046  (IDENTIFIED COST $16,585)                                 17,147
  3.750%, 11/15/18                            1,510         1,521  ----------------------------------------------------------------
-----------------------------------------------------------------  MUNICIPAL BONDS--0.4%
TOTAL U.S. GOVERNMENT SECURITIES                                   LOUISIANA--0.4%
(IDENTIFIED COST $6,253)                                    6,205  Public Facilities Authority, System
-----------------------------------------------------------------    Restoration Projects Taxable Series
U.S. GOVERNMENT AGENCY OBLIGATIONS--48.3%                            08-ELL, A1 4.500%, 2/1/14                    158           161
Federal Deposit Insurance Corp.                                                                                        ------------
  (FDIC) Structured Sale Guaranteed                                ----------------------------------------------------------------
  Notes 10-LA1, A2 144A 0.000%,                                    TOTAL MUNICIPAL BONDS
  10/25/12 (4)                                  500           477  (IDENTIFIED COST $158)                                       161
Federal Deposit Insurance Corp. (FDIC)                             ----------------------------------------------------------------
  Guaranteed                                                       MORTGAGE-BACKED SECURITIES--31.1%
  Morgan Stanley 3.250%, 12/1/11              1,100         1,140  AGENCY--31.0%
  Wells Fargo & Co. 3.000%, 12/9/11             500           516  FHLMC 5.674%, 4/1/37(3)                        205           217
  Bank of America Corp. Series L                                   FHLMC (Interest Only) 202 6.500%,
  2.100%, 4/30/12                             1,120         1,141    4/1/29                                        59            12
  General Electric Capital Corp.                                   FNMA
  2.200%, 6/8/12                              1,000         1,019    11.000%, 12/1/15                              11            12
  JPMorgan Chase & Co. 2.200%,                                       5.500%, 6/1/28                               788           835
  6/15/12                                     1,000         1,020    6.500%, 5/1/36                               318           349
  Goldman Sachs Group, Inc. 3.250%,                                  5.000%, 2/1/38                               611           631
  6/15/12                                     1,000         1,043  FNMA Grantor Trust
FFCB                                                                 01-T2, A 5.780%, 11/25/10                    271           270
  3.875%, 10/7/13                             1,000         1,060    02-T3, B 5.763%, 12/25/11                  2,000         2,140
  2.625%, 4/17/14                             1,000         1,010  FNMA REMIC
FHLB                                                                 04-15, AB 4.000%, 9/25/17                    240           248
  1.625%, 3/20/13                               115           115    02-73, OE 5.000%, 11/25/17                 1,200         1,278
  5.500%, 7/15/36                               480           494    (Interest Only) 97-20 1.840%,
FHLMC                                                                3/25/27(6)                                   434            11
  2.125%, 3/23/12                             1,000         1,018  GNMA
  2.000%, 11/5/12                               770           771    9.000%, 5/15/16                                1             1
  4.500%, 7/15/13                               775           838    8.000%, 3/15/23                                6             7
  4.125%, 9/27/13                               900           963    7.000%, 8/15/23                               56            63
FNMA                                                                 3.125%, 10/20/25(3)                            6             6
  3.375%, 5/19/11                               200           206    8.000%, 11/15/26                              57            66
  3.625%, 8/15/11                               700           727    5.500%, 1/15/33                              364           388
                                                                   GNMA Structured Securities

                                                See Notes to Schedules of Investments

                                                                  1



                                              VIRTUS INTERMEDIATE GOVERNMENT BOND FUND
                                                SCHEDULE OF INVESTMENTS (CONTINUED)
                                                     MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                         PAR VALUE       VALUE     TOTAL INVESTMENTS--99.5%
                                       ------------  ------------  (IDENTIFIED COST $34,500)                               35,322(1)
AGENCY--(CONTINUED)                                                Other Assets and Liabilities--0.5%                         163
  04-45, A 4.020%, 12/16/21            $        550  $        562                                                      ----------
  05-9, A 4.026%, 5/16/22                       132           134  NET ASSETS--100.0%                                  $   35,485
  02-53, B 5.552%, 5/16/26                       27            27                                                      ==========
  06-9, A 4.201%, 8/16/26                       331           339
  04-78, C 4.658%, 4/16/29                      250           263  Refer to Footnote Legend
  07-75, A 4.747%, 4/16/29                      404           417
  03-88, CA 4.746%, 1/16/30                     339           356  ABBREVIATIONS:
  06-63, A 4.255%, 2/16/32                      365           381  FDIC  Federal Deposit Insurance Corporation
  03-48, C 4.891%, 7/16/34                    1,000         1,040  FFCB  Federal Farm Credit Bank
  08-78, C 4.420%, 1/16/37                      620           649  FHLB  Federal Home Loan Bank
  05-79, B 4.646%, 8/16/39                      285           300  FHLMC Federal Home Loan Mortgage Corporation ("Freddie Mac").
                                                     ------------  FNMA  Federal National Mortgage Association ("Fannie Mae").
                                                           11,002  GNMA  Government National Mortgage Association ("Ginnie Mae")
                                                     ------------  REMIC Real Estate Mortgage Investment Conduit
NON-AGENCY--0.1%
Structured Asset Securities Corp.
  (Interest Only) 98-RF3, AIO 144A
  6.100%, 6/15/28 (4)(7)                        356            40
                                                     ------------
-----------------------------------------------------------------
TOTAL MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $10,761)                                  11,042
-----------------------------------------------------------------
ASSET-BACKED SECURITIES--0.8%
AEP Texas Central Transition Funding
  LLC 06-A, A5 5.306%, 7/1/20                   250           274
-----------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $250)                                        274
-----------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.1%
(IDENTIFIED COST $34,007)                                  34,829
-----------------------------------------------------------------
                                          SHARES         VALUE
                                       ------------  ------------
SHORT-TERM INVESTMENTS--1.4%
MONEY MARKET MUTUAL FUNDS--1.4%
AIM Short-Term Investment Treasury
  Portfolio (The) - Institutional
  Shares (seven-day effective yield
  0.030%)                                     3,848             4
BlackRock Liquidity Funds FedFund
  Portfolio - Institutional Shares
  (seven-day effective yield
  0.043%)                                   489,193           489
-----------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $493)                                        493
-----------------------------------------------------------------


                                                See Notes to Schedules of Investments

                                                                  2



($ reported in thousands)

The following table provides a summary of inputs used to value the Fund's net assets as of March 31, 2010 (See Security Valuation
Note 1A in the Notes to Schedules of Investments.):

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                         LEVEL 2        LEVEL 3
                                                                      TOTAL VALUE AT                   SIGNIFICANT    SIGNIFICANT
                                                                         MARCH 31,        LEVEL 1       OBSERVABLE   UNOBSERVABLE
INVESTMENT IN SECURITIES:                                                  2010        QUOTED PRICES      INPUTS        INPUTS
---------------------------------------------------------------------------------------------------------------------------------
Debt Securities:
   Asset-Backed Securities                                            $          274   $          --   $       274   $         --
   Mortgage-Backed Securities                                                 11,042              --        10,991             51
   Municipal Securities                                                          161              --           161             --
   U.S. Government and Agency Securities                                      23,352              --        23,352             --
Equity Securities:
   Short-Term Investments                                                        493             493                           --
Total Investments                                                     $       35,322   $         493   $    34,778   $         51


                                                See Notes to Schedules of Investments


                                                                1 |


The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value:
($ reported in thousands)

                                                   Mortgage-
                                                   Backed
INVESTMENTS IN SECURITIES                          Securities
                                                   ----------
BALANCE AS OF DECEMBER 31, 2009:                   $       --
Accrued Discount/(Premium)                                 --
Realized Gain (Loss)                                       --
Change in Unrealized Appreciation (Depreciation)           --
Net Purchases/(Sales)                                      --
Transfers In and/or Out of Level 3 (1)                     51
                                                   ----------
BALANCE AS OF MARCH 31, 2010                       $       51
                                                   ==========

(1) "Transfers in and/or out" represent the ending value as of March 31, 2010, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

                                                See Notes to Schedules of Investments

                                              VIRTUS INTERMEDIATE TAX-EXEMPT BOND FUND
                                                      SCHEDULE OF INVESTMENTS
                                                     MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                         PAR VALUE       VALUE                                             PAR VALUE       VALUE
                                       ------------  ------------                                        ------------  -------------
MUNICIPAL BONDS(12)--97.9%                                         FLORIDA--1.2%
                                                                   Miami Dade County Educational
ALABAMA--13.5%                                                       Facilities Authority, University
Jefferson County Limited Obligation                                  of Miami Series A, 5.250%, 4/1/18   $      1,000  $      1,061
  Series A, 5.250%, 1/1/17             $      6,000  $      5,510                                                      ------------
  Series A, 5.500%, 1/1/21                    2,415         2,096  ILLINOIS--9.5%
Marshall County Health Care Authority                              Development Finance Authority
  Series A,                                                          DePaul University
  6.250%, 1/1/22                                770           791    Series C, 5.625%, 10/1/20                  1,000         1,063
State Drinking Water Finance                                       Educational Facilities Authority
  Authority Series 02-A, (AMBAC                                      University of Chicago Series
  Insured) 5.000%, 8/15/14                    2,875         2,976    A, 5.250%, 7/1/22                          3,000         3,136
                                                     ------------  State Finance Authority, KishHealth
                                                           11,373    System Obligated Group,
                                                     ------------    Series 08, 4.750%, 10/1/18                   650           662
ARIZONA--4.1%                                                      State of Illinois (AGM Insured)
Salt Verde Financial Corp. Series 07,                                5.000%, 1/1/23                             3,000         3,151
  5.250%, 12/1/20                             2,400         2,375                                                      ------------
State School Facilities Board                                                                                                 8,012
  Certificates of Participation                                                                                        ------------
  Series 08, 5.250%, 9/1/23                   1,000         1,055  INDIANA--3.2%
                                                     ------------  Indiana University
                                                            3,430    (AMBAC Insured) 5.250%, 11/15/17           1,055         1,199
                                                     ------------    Series A, 5.250%, 6/1/23                   1,320         1,474
CALIFORNIA--5.3%                                                                                                       ------------
City of Lodi Wastewater System                                                                                                2,673
  Certificates of Participation                                                                                        ------------
  Series A, (NATL-RE Insured)                                      LOUISIANA--0.8%
  5.500%, 10/1/18                             1,535         1,652  State of Louisiana Office
Health Facility Authority, Catholic                                  Facilities Corp., Capitol Complex
  Health System Series K, 5.125%, 7/1/22      1,705         1,770    Program 5.000%, 3/1/19                       600           641
State of California 6.000%, 11/1/35           1,000         1,058                                                      ------------
                                                     ------------  MARYLAND--4.1%
                                                            4,480  City of Baltimore, Convention
                                                     ------------    Center Series 06-A, (XLCA
COLORADO--6.1%                                                       Insured) 5.250%, 9/1/23                    2,500         2,364
Gunnison Watershed School District No                              State Health & Higher Educational
  1-J                                                                Facilities Authority, Anne
  Series 09, 5.250%, 12/1/22                    500           562    Arundel Health System Series
Public Authority For Colorado Energy,                                A, 6.750%, 7/1/29                          1,000         1,141
  Natural Gas Purchase                                                                                                 ------------
  Series 08, 6.125%, 11/15/23                 1,575         1,706                                                             3,505
University of Colorado Series                                                                                          ------------
  A, 5.625%, 6/1/22                           2,500         2,875  MASSACHUSETTS--5.3%
                                                     ------------  Commonwealth of Massachusetts
                                                            5,143    Series C, (AGM Insured)
                                                     ------------    5.250%, 8/1/23                               800           898
CONNECTICUT--1.2%                                                    Series B, 0.260%, 3/1/26(3)                1,000         1,000
State Health & Educational Facility,                               State Educational Financing
  Series Y-2, 0.270%, 7/1/35 (3)              1,000         1,000    Authority, I -Series A, 5.500%,
                                                     ------------    1/1/2                                      1,500         1,564
DISTRICT OF COLUMBIA--0.6%                                         State Health & Educational Facilities
Metropolitan Washington Airport                                      Authority, Partners Healthcare
  Authority, Dulles Airport Metrorail                                System Series J-1, 5.250%, 7/1/29          1,000         1,038
  Series Lien A-09, 5.125%, 10/1/32             500           515                                                      ------------
                                                     ------------                                                             4,500
                                                                                                                       ------------

                                                See Notes to Schedules of Investments

                                                                 1

                                              VIRTUS INTERMEDIATE TAX-EXEMPT BOND FUND
                                                SCHEDULE OF INVESTMENTS (CONTINUED)
                                                     MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                         PAR VALUE       VALUE                                             PAR VALUE      VALUE
                                       ------------  ------------                                        ------------  -----------
MICHIGAN--6.0%                                                     PENNSYLVANIA--(CONTINUED)
City of Detroit Sewer Disposal Series                                Sub-Series B, 5.750%, 6/1/39        $      2,000  $    2,121
  Lien B, (AGM Insured) 7.500%,                                                                                        ----------
  7/1/33                               $      2,500  $      2,982                                                           3,262
State Housing Development Authority                                                                                    ----------
  Series D, 0.290%, 6/1/30 (3)                1,000         1,000  PUERTO RICO--4.9%
State of Michigan Highway                                          Puerto Rico Sales Tax Financing Corp.
  Improvements (AGM Insured) 5.250%,                                 First Sub -
  9/15/19                                     1,000         1,095    Series B, 6.125%, 8/1/29                   4,000       4,168
                                                     ------------                                                      ----------
                                                            5,077  TEXAS--2.9%
                                                     ------------  State Municipal Gas Acquisition &
MISSOURI--1.3%                                                       Supply Corp. II 0.840%, 9/15/27(3)         3,000       2,464
State Health & Educational Facilities                                                                                  ----------
  Authority, University of Washington                              WISCONSIN--3.9%
  0.320%, 9/1/30 (3)                          1,100         1,100  State of Wisconsin Series A, 6.000%,
                                                     ------------    5/1/33                                     3,000       3,288
NEBRASKA--1.3%                                                                                                         ----------
University of Nebraska Lincoln                                     WYOMING--1.2%
  College Series A, 5.000%, 7/1/22            1,000         1,102  Lincoln County, Pollution Control
                                                     ------------    (Exxon Project) 0.190%, 8/1/15 (3)         1,000       1,000
NEVADA--1.7%                                                       --------------------------------------------------------------
State of Nevada 5.000%, 7/1/17                1,305         1,416  TOTAL MUNICIPAL BONDS
                                                     ------------  (IDENTIFIED COST $81,826)                               82,694
NEW JERSEY--3.4%                                                   --------------------------------------------------------------
State Economic Development Authority,                              TOTAL LONG TERM INVESTMENTS--97.9%
  Series O, 5.250%, 3/1/21                    2,700         2,888  (IDENTIFIED COST $81,826)                               82,694
                                                     ------------  --------------------------------------------------------------
NEW YORK--7.0%                                                                                              SHARES         VALUE
City of New York Series C, 0.220%,                                                                          ------         -----
  10/1/23 (3)                                 1,000         1,000
City of New York, Industrial                                       SHORT-TERM INVESTMENTS--0.9%
  Development Agency, Queens Baseball                              MONEY MARKET MUTUAL FUNDS--0.9%
  Stadium Project                                                  AIM Tax-Free Cash Reserve Portfolio
  (AMBAC Insured) 5.000%, 1/1/20                900           888    (The) - Institutional Shares
  (AGC Insured) 6.125%, 1/1/29                  500           551    (seven-day effective yield 0.090%)         4,388           4
City of New York, Municipal Water                                  Goldman Sachs Financial Square
  Finance Authority, Water & Sewer                                   Funds - Tax-Free Money Market
  Series A-09,                                                       Fund - Institutional Shares
  5.500%, 6/15/21                               500           583    (seven-day effective yield 0.190%)       744,027         744
  5.500%, 6/15/22                               500           582  --------------------------------------------------------------
  5.625%, 6/15/24                             1,050         1,223  TOTAL SHORT-TERM INVESTMENTS
  5.750%, 6/15/40                             1,000         1,116  (IDENTIFIED COST $748)                                     748
                                                     ------------  --------------------------------------------------------------
                                                            5,943  TOTAL INVESTMENTS--98.8%
                                                     ------------  (IDENTIFIED COST $82,574)                               83,442(1)
OHIO--5.5%                                                         Other assets and liabilities,
Franklin County, American Chemical                                   net--1 2%                                              1,037
  Society Project Development                                                                                          ----------
  5.500%, 10/1/12                             4,600         4,653  NET ASSETS--100.0%                                  $   84,479
                                                     ------------                                                      ==========
PENNSYLVANIA--3.9%                                                 Refer to Footnote Legend
State Turnpike Commission Authority,
  Sub-Series C, (AGC Insured) 6.000%,                              ABBREVIATIONS:
  6/1/23                                      1,000         1,141  AGC    Assured Guaranty Corp.
                                                                   AGM    Assured Guaranty Municipal Corp.
                                                                   AMBAC  American Municipal Bond Assurance Corporation.
                                                                   NATL   National Public Finance Guarantee Corp.


                                                See Notes to Schedules of Investments

                                                                 2

                                              VIRTUS INTERMEDIATE TAX-EXEMPT BOND FUND
                                                SCHEDULE OF INVESTMENTS (CONTINUED)
                                                     MARCH 31, 2010 (UNAUDITED)

NATL-
RE     Formerly Municipal Bond Insurance Association.
XLCA   XL Capital Assurance

                                                See Notes to Schedules of Investments

                                                                  3



($ reported in thousands)

The following table provides a summary of inputs used to value the Fund's net assets as of March 31, 2010 (See Security Valuation
Note 1A in the Notes to Schedules of Investments.):

-----------------------------------------------------------------------------------------------------------------
                                                                                                      LEVEL 2
                                                                 TOTAL VALUE AT                     SIGNIFICANT
                                                                   MARCH 31,         LEVEL 1         OBSERVABLE
INVESTMENT IN SECURITIES:                                             2010        QUOTED PRICES        INPUTS
-----------------------------------------------------------------------------------------------------------------
Debt Securities:
   Municipal Securities                                         $        82,694  $            --  $        82,694
Equity Securities:
   Short-Term Investments                                                   748              748               --
Total Investments                                               $        83,442  $           748  $        82,694

There are no Level 3 (significant unobservable inputs) priced securities.

                                                See Notes to Schedules of Investments


                                                                1 |


                                                 VIRTUS SHORT/INTERMEDIATE BOND FUND
                                                       SCHEDULE OF INVESTMENTS
                                                     MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                         PAR VALUE       VALUE                                             PAR VALUE       VALUE
                                       ------------  ------------                                        ------------  ------------
U.S. GOVERNMENT SECURITIES--15.5%                                  AGENCY--(CONTINUED)
U.S. Treasury Inflation Indexed Bond                               GNMA Structured Securities 04-108, C
  1.375%, 1/15/20(14)                  $        960  $        943    5.039%, 12/16/32                    $      1,905  $      1,967
U.S. Treasury Note                                                                                                     ------------
  3.125%, 9/30/13                             1,100         1,147                                                             2,972
  4.000%, 2/15/15                             4,295         4,598                                                      ------------
  4.625%, 11/15/16                            4,810         5,247  NON-AGENCY--18.9%
  3.750%, 11/15/18                            2,440         2,459  Adjustable Rate Mortgage Trust
  3.625%, 8/15/19                               600           593    05-11, 2A42 5.189%, 2/25/36 (3)            4,455         1,996
-----------------------------------------------------------------  Bear Stearns Commercial Mortgage
TOTAL U.S. GOVERNMENT SECURITIES                                     Securities, Inc.
(IDENTIFIED COST $15,141)                                  14,987    06-PW14, AAB 5.171%, 12/11/38                955         1,007
-----------------------------------------------------------------    07-PW15, A2 5.205%, 2/11/44                1,450         1,500
MUNICIPAL BONDS--1.3%                                              Countrywide Alternative Loan Trust
LOUISIANA--1.3%                                                      04-22CB, 1A1 6.000%, 10/25/34              1,490         1,389
Public Facilities Authority, System                                  04-24CB, 1A1 6.000%, 11/25/34              1,068         1,022
  Restoration Projects Taxable Series                              Deutsche Alt-A Securities, Inc.
  08-ELL, A1 4.500%, 2/1/14                   1,232         1,256    05-3, 4A5 5.250%, 6/25/35                    793           676
                                                     ------------  DLJ Mortgage Acceptance Corp. 96-I,
-----------------------------------------------------------------    (Principal Only) 144A 0.000%,
TOTAL MUNICIPAL BONDS                                                9/18/11 (4)(7)                                 5             5
(IDENTIFIED COST $1,232)                                    1,256  First Horizon Alternative Mortgage
-----------------------------------------------------------------    Security 05-FA8, 1A18 5.500%,
MORTGAGE-BACKED SECURITIES--22.0%                                    11/25/35                                     903           785
AGENCY--3.1%                                                       GMAC Mortgage Corp. Loan Trust
FNMA                                                                 05-AR3, 3A3 4.776%, 6/19/35 (3)              566           558
  6.000%, 5/1/16                                238           257  Greenwich Capital Commercial Funding
  10.500%, 12/1/16                                1             1    Corp. 07-GG9, A4 5.444%, 3/10/39           1,000           973
  5.000%, 5/1/18                                313           334  GSR Mortgage Loan Trust 04 -10F, 1A1
  9.000%, 10/1/25                                 1             2    4.500%, 8/25/19                              370           372
FNMA REMIC                                                         Lehman Brothers-UBS Commercial
  97-70, PE 0.000%, 4/25/22                     195           177    Mortgage Trust 05-C5, A3 4.964%,
  (Interest Only) 97-20 1.840%,                                      9/15/30                                      797           819
    3/25/27(3)(6)                             1,273            33  Morgan Stanley Capital I 06-T23, A2
GNMA                                                                 5.915%, 8/12/41 (3)                        1,770         1,824
  7.000%, 6/15/23                                29            32  Morgan Stanley Mortgage Loan Trust
  7.000%, 7/15/23                                 4             4    06-7, 5A2 5.962%, 6/25/36                  1,800         1,057
  7.000%, 9/15/23                                 7             8  Residential Funding Mortgage
  7.000%, 9/15/23                                33            37    Securities II, Inc. 01-HS2, A5
  7.000%, 1/15/24                                27            30    7.420%, 4/25/31 (3)                          259           242
  7.000%, 9/15/24                                28            31  Residential Funding Securities LLC
  7.000%, 7/15/25                                24            27    03-RM2, AII 5.000%, 5/25/18                  810           830
  7.000%, 7/15/25                                11            13  Structured Asset Securities Corp.
  7.000%, 7/15/25                                17            19    03-34A, 6A 4.907%, 11/25/33(3)             1,304         1,194
                                                                     05-2XS, 2A2 1.746%, 2/25/35(3)               782           596
                                                                   Structured Asset Securities Corp.
                                                                     (Interest Only) 98-RF3, AIO 144A
                                                                     6.100%, 6/15/28 (4)(7)                       895           101


                                                See Notes to Schedules of Investments

                                                                  1



                                                 VIRTUS SHORT/INTERMEDIATE BOND FUND
                                                 SCHEDULE OF INVESTMENTS (Continued)
                                                     MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                         PAR VALUE       VALUE                                             PAR VALUE       VALUE
                                       ------------  ------------                                        ------------  ------------
NON-AGENCY--(CONTINUED)                                            ENERGY--(CONTINUED)
Washington Mutual Alternative                                      Devon Financing Corp. 6.875%,
  Mortgage Pass-Through Certificates                                 9/30/11                             $      1,550  $      1,672
  05-6, 2A7 5.500%, 8/25/35            $      1,637  $      1,421                                                      ------------
                                                     ------------                                                             5,574
                                                           18,367                                                      ------------
-----------------------------------------------------------------  FINANCIALS--17.8%
TOTAL MORTGAGE-BACKED SECURITIES                                   AvalonBay Communities, Inc. 5.750%,
(IDENTIFIED COST $25,077)                                  21,339    9/15/16                                      425           452
-----------------------------------------------------------------  Bank of America Corp. 6.250%,
ASSET-BACKED SECURITIES--12.0%                                       4/15/12                                    1,065         1,146
Avis Budget Rental Car Funding AESOP                               Boeing Capital Corp. 3.250%,
  LLC 09-2A, A 144A 5.680%,                                          10/27/14                                     725           732
  2/20/14 (4)                                   600           635  Capital One Financial Corp. 6.150%,
Capital Auto Receivables Asset Trust                                 9/1/16                                       980         1,017
  07-3, A4 5.210%, 3/17/14                    1,870         1,957  Caterpillar Financial Service Corp.
Capital One Multi-Asset Execution                                    5.125%, 10/12/11                           1,000         1,059
  Trust 03-B5, B5 4.790%, 8/15/13             2,480         2,525  Citigroup, Inc. 5.100%, 9/29/11              1,000         1,042
Citibank Credit Card Issuance Trust                                General Electric Capital Corp.
  07-B2, B2 5.000%, 4/2/12                    1,770         1,770    4.875%, 3/4/15                               230           242
CitiFinancial Auto Issuance Trust                                  HSBC Finance Corp.
  09-1, A2 144A 1.830%, 11/15/12 (4)          1,400         1,407    6.375%, 10/15/11                           1,850         1,968
E*Trade RV & Marine Trust 04-1, A3                                   4.750%, 7/15/13                              465           488
  3.620%, 10/8/18                                34            34  IBM International Group Capital LLC
Honda Auto Receivables Owner Trust                                   5.050%, 10/22/12                             800           869
  10-1, A4 1.980%, 5/23/16                      250           250  John Deere Capital Corp. 5.100%,
USAA Auto Owner Trust                                                1/15/13                                      750           814
  07-2, A3 4.900%, 2/15/12                      100           101  JPMorgan Chase & Co. 5.125%, 9/15/14           920           972
  09-2, A4 2.530%, 7/15/15                    1,955         1,984  Merrill Lynch & Co., Inc. 6.150%,
World Omni Automobile Lease                                          4/25/13                                    1,250         1,346
  Securitization Trust 09-A, A3                                    National City Bank 4.625%, 5/1/13            1,345         1,403
  1.650%, 2/15/13                               945           952  Simon Property Group LP 4.200%,
-----------------------------------------------------------------    2/1/15                                       600           601
TOTAL ASSET-BACKED SECURITIES                                      Union Planters Corp. 7.750%, 3/1/11          1,400         1,422
(IDENTIFIED COST $11,405)                                  11,615  Wachovia Corp. 5.300%, 10/15/11              1,000         1,058
-----------------------------------------------------------------  Wells Fargo & Co. 5.300%, 8/26/11              600           632
CORPORATE BONDS--46.7%                                                                                                 ------------
CONSUMER DISCRETIONARY--2.7%                                                                                                 17,263
DaimlerChrysler North America LLC                                                                                      ------------
  5.875%, 3/15/11                               525           546  HEALTH CARE--2.8%
Disney Walt Co. (The) 5.625%, 9/15/16           935         1,048  Schering-Plough Corp. 5.530%,
Time Warner Cable, Inc. 5.000%, 2/1/20        1,000           986    12/1/13                                    1,135         1,261
                                                     ------------  Wellpoint, Inc. 5.875%, 6/15/17              1,400         1,503
                                                            2,580                                                      ------------
                                                     ------------                                                             2,764
CONSUMER STAPLES--1.4%                                                                                                 ------------
Heinz (H.J.) Co. 5.350%, 7/15/13              1,220         1,323  INDUSTRIALS--3.3%
                                                     ------------  Burlington Northern Santa Fe Corp.
ENERGY--5.8%                                                         6.750%, 7/15/11                              690           734
Conoco Funding Co. 6.350%, 10/15/11           2,305         2,486  CSX Corp. 6.750%, 3/15/11                    1,780         1,873
DCP Midstream LLC 7.875%, 8/16/10             1,380         1,416  Honeywell International, Inc.
                                                                     5.625%, 8/1/12                               500           545
                                                                                                                       ------------
                                                                                                                              3,152
                                                                                                                       ------------
                                                                   INFORMATION TECHNOLOGY--0.8%
                                                                   Cisco Systems, Inc.
                                                                     5.250%, 2/22/11                               50            52
                                                                     2.900%, 11/17/14                             700           709
                                                                                                                       ------------
                                                                                                                                761
                                                                                                                       ------------

                                                See Notes to Schedules of Investments

                                                                  2



                                                 VIRTUS SHORT/INTERMEDIATE BOND FUND
                                                 SCHEDULE OF INVESTMENTS (Continued)
                                                     MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                         PAR VALUE       VALUE
                                       ------------  ------------
MATERIALS--2.9%
CRH America, Inc. 5.625%, 9/30/11      $      1,520  $      1,593
Rio Tinto Alcan, Inc. 4.875%, 9/15/12         1,155         1,222
                                                     ------------
                                                            2,815
                                                     ------------
TELECOMMUNICATION SERVICES--4.9%
AT&T, Inc. 5.625%, 6/15/16                      710           779
Rogers Communications, Inc. 7.250%,
  12/15/12                                    1,000         1,133
Verizon Global Funding Corp. 7.250%,
  12/1/10                                     1,250         1,304
Vodafone Group plc 3.375%, 11/24/15           1,600         1,561
                                                     ------------
                                                            4,777
                                                     ------------
UTILITIES--4.3%
Consolidated Edison Company of
  New York, Inc. 06-C 5.500%, 9/15/16         1,165         1,277
Pacific Gas & Electric Co. 4.200%,
  3/1/11                                      1,200         1,235
Southern Co. Series A, 5.300%,
  1/15/12                                     1,575         1,674
                                                     ------------
                                                            4,186
-----------------------------------------------------------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $42,760)                                  45,195
-----------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.5%
(IDENTIFIED COST $95,615)                                  94,392
-----------------------------------------------------------------
                                          SHARES         VALUE
                                       ------------  ------------
SHORT-TERM INVESTMENTS--1.7%
MONEY MARKET MUTUAL FUNDS--1.7%
AIM Short Term Investment -Liquid
  Assets Portfolio (The) -
  Institutional Shares (seven-day
  effective yield 0.130%)                 1,601,075         1,601
BlackRock Liquidity Funds TempFund
  Portfolio - Institutional Shares
  (seven-day effective yield 0.119%)         75,061            75
-----------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,676)                                    1,676
-----------------------------------------------------------------
TOTAL INVESTMENTS--99.2%
(IDENTIFIED COST $97,291)                                  96,068(1)
Other Assets and Liabilities--0.8%                            798
                                                     ------------
NET ASSETS--100.0%                                   $     96,866
                                                     ============

Refer to Footnote Legend

ABBREVIATIONS:
FNMA   Federal National Mortgage Association ("Fannie Mae").
GNMA   Government National Mortgage Association ("Ginnie Mae")
REMIC  Real Estate Mortgage Investment Conduit

                                                See Notes to Schedules of Investments

                                                                  3



($ reported in thousands)

The following table provides a summary of inputs used to value the Fund's net assets as of March 31, 2010 (See Security Valuation
Note 1A in the Notes to Schedules of Investments.):

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                          LEVEL 2        LEVEL 3
                                                                       TOTAL VALUE AT                   SIGNIFICANT    SIGNIFICANT
                                                                          MARCH 31,        LEVEL 1       OBSERVABLE   UNOBSERVABLE
INVESTMENT IN SECURITIES:                                                   2010        QUOTED PRICES      INPUTS        INPUTS
----------------------------------------------------------------------------------------------------------------------------------
Debt Securities:
   Asset-Backed Securities                                             $       11,615   $          --   $    11,615   $         --
   Corporate Debt                                                              45,195              --        45,195             --
   Mortgage-Backed Securities                                                  21,339              --        21,205            134
   Municipal Securities                                                         1,256              --         1,256             --
   U.S. Government Securities                                                  14,987              --        14,987             --
Equity Securities:
   Short-Term Investments                                                       1,676           1,676                           --
Total Investments                                                      $       96,068   $       1,676   $    94,258   $        134


                                                See Notes to Schedules of Investments


                                                                1 |




The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value:

($ reported in thousands)

                                                   Mortgage-
                                                   Backed
INVESTMENTS IN SECURITIES                          Securities
                                                   ----------
BALANCE AS OF DECEMBER 31, 2009:                   $       --
Accrued Discount/(Premium)                                 --
Realized Gain (Loss)                                       --
Change in Unrealized Appreciation (Depreciation)           --
Net Purchases/(Sales)                                      --
Transfers In and/or Out of Level 3 (1)                    134
                                                   ----------
BALANCE AS OF MARCH 31, 2010                       $      134
                                                   ==========

(1) "Transfers in and/or out" represent the ending value as of March 31, 2010, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

                                                See Notes to Schedules of Investments

                                                    VIRTUS TAX-EXEMPT BOND FUND
                                                      SCHEDULE OF INVESTMENTS
                                                     MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                         PAR VALUE       VALUE                                             PAR VALUE       VALUE
                                       ------------  ------------                                        ------------  -------------
MUNICIPAL BONDS(12)--97.0%                                          DISTRICT OF COLUMBIA--3.1%
ALABAMA--3.6%                                                       Metropolitan Washington Airports
City of Birmingham Series A, 5.500%,                                  Authority, Dulles Airport Metrorail
  8/1/25                               $      1,000  $      1,014     Series Lien - B-09, (AGC Insured)
Jefferson County Limited Obligation                                   0.000%, 10/1/36                     $      2,000  $        393
  Series A, 5.250%, 1/1/17                    3,000         2,755     Series Lien - C-09, (AGC Insured)
                                                     ------------     0.000%, 10/1/41                            4,000         2,854
                                                            3,769                                                       ------------
                                                     ------------                                                              3,247
ARIZONA--0.9%                                                                                                           ------------
Health Facilities Authority Phoenix                                 FLORIDA--4.3%
  Children's Hospital Series B,                                     Brevard County Health Facilities
  1.140%, 2/1/42 (3)(11)                      1,000           919     Authority, Health First, Inc.
                                                     ------------     Project 7.000%, 4/1/39                     1,050         1,150
ARKANSAS--0.0%                                                      City of Jacksonville (NATL-RE
Lonoke County Residential Housing                                     Insured) 5.000%, 10/1/26                   1,300         1,314
  Facilities                                                        Tampa Bay Water Utility System
  Board Series A-2, (FNMA                                             (NATL-RE, FGIC Insured) 5.000%,
  Collateralized)                                                     10/1/31                                    2,000         2,015
  7.900%, 4/1/11                                 --(5)         --(5)                                                    ------------
Stuttgart Public Facilities Board                                                                                              4,479
  Series A-2,                                                                                                           ------------
  (FNMA Collateralized) 7.900%, 9/1/11           --(5)          1   GEORGIA--3.9%
                                                     ------------   Athens-Clarke County Unified
                                                                1     Government Water and Sewer
                                                     ------------     Authority, 5.625%, 1/1/28                  1,500         1,680
CALIFORNIA--9.0%                                                    Chatham County Hospital Authority,
California Educational Facilities                                     Memorial Medical Health Center
  Authority,                                                          Series A, 6.125%, 1/1/24                   1,280         1,272
  University of Southern California                                 Private Colleges & Universities
  Series A, 5.250%, 10/1/38                   2,000         2,126     Authority, 5.000%, 9/1/28                  1,000         1,078
M-S-R Energy Authority Series C,                                                                                        ------------
  6.500%, 11/1/39                             1,655         1,759                                                              4,030
South Gate Utility Authority                                                                                            ------------
  (NATL-RE, FGIC Insured) 0.000%,                                   ILLINOIS--5.1%
  10/1/19                                     1,385           899   State Finance Authority, Art
State of California 6.000%, 11/1/35           1,750         1,852     Institute of Chicago, Series A,
Sunnyvale School District, Election                                   6.000%, 3/1/38                             1,060         1,154
  2004 Series C, 5.500%, 9/1/34               2,500         2,812   State Finance Authority, Rush
                                                     ------------     University Medical Center, Series
                                                            9,448     A, 7.250%, 11/1/38                         1,000         1,116
                                                     ------------   State Finance Authority, University
COLORADO--4.8%                                                        of Chicago, Series A, 5.000%,
Denver City & County School District                                  7/1/26                                     1,000         1,040
  No. 1 Series A, 5.500%, 12/1/26             1,335         1,508   State of Illinois
Public Authority For Energy 6.250%,                                   Certificates of Participation
  11/15/28                                    1,480         1,606     2.000%, 4/13/10                            1,000         1,000
State Health Facilities Authority,                                    (AGM Insured) 5.000%, 9/1/22               1,000         1,036
  Catholic Health Initiatives Series                                                                                    ------------
  D, 6.250%, 10/1/33                            575           631                                                              5,346
State Public Highway Authority E-470                                                                                    ------------
  Series B, (NATL-RE Insured) 0.000%,                               IOWA--1.0%
  9/1/29                                        665           179   Finance Authority Health Facilities,
University of Colorado Enterprise                                     Iowa Health System Series A-05,
  System Series A, 5.375%, 6/1/38             1,000         1,061     (AGC Insured) 5.250%, 2/15/29              1,000         1,034
                                                     ------------                                                       ------------
                                                            4,985
                                                     ------------

                                                See Notes to Schedules of Investments

                                                                  1


                                                    VIRTUS TAX-EXEMPT BOND FUND
                                                SCHEDULE OF INVESTMENTS (CONTINUED)
                                                     MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                         PAR VALUE       VALUE                                             PAR VALUE       VALUE
                                       ------------  ------------                                        ------------  -------------
KENTUCKY--1.9%                                                     NEBRASKA--2.0%
Kentucky Economic Development Finance                              University of Nebraska Lincoln Student
  Authority Owensboro Medical Health                                 Fees & Facilities Authority, Series
  System, Series A, 6.375%, 6/1/40     $      2,000  $      1,983    A, 5.250%, 7/1/34                   $      2,000  $    2,139
                                                     ------------                                                      ----------
LOUISIANA--1.0%                                                    NEVADA--1.0%
State of Louisiana Office Facilities                               Clark County School District Series
  Corp., Capitol Complex Program                                     A, (AGM Insured) 0.260%, 6/15/21 (3)       1,000       1,000
  5.000%, 3/1/18                              1,000         1,069                                                      ----------
                                                     ------------  NEW HAMPSHIRE--0.7%
MARYLAND--3.3%                                                     State Health & Education Facilities
City of Baltimore, Convention Center                                 Authority, Exeter Project 6.000%,
  Series A, (XLCA Insured) 5.250%,                                   10/1/24                                      750         769
  9/1/22                                      2,200         2,107                                                      ----------
State Health & Higher Educational                                  NEW YORK--13.3%
  Facilities Authority, Anne Arundel                               City of New York
  Health System                                                      Series E-1, 6.250%, 10/15/28               1,000       1,160
  Series A, 6.750%, 7/1/29                    1,000         1,141    Sub - Series H-4, 0.210%, 3/1/34(3)        1,500       1,500
  5.000%, 7/1/32                                250           245  City of New York, Industrial
                                                     ------------    Development Agency, Queens Baseball
                                                            3,493    Stadium Project (AMBAC Insured)
                                                     ------------    5.000%, 1/1/31                               450         401
MASSACHUSETTS--7.5%                                                  (AGC Insured) 6.375%, 1/1/39               1,000       1,091
Commonwealth of Massachusetts                                      City of New York, Municipal Water
  Series B, 0.260%, 3/1/26(3)                 1,500         1,500    Finance Authority, Water & Sewer
  Series B, 5.000%, 7/1/36                    2,000         2,097    Series A-09, 5.750%, 6/15/40               5,590       6,238
State Health & Educational Facilities                              Metropolitan Transportation Authority
  Authority, Harvard University                                      Series C-08, 6.250%, 11/15/23              3,000       3,494
  Series A, 5.500%, 11/15/36                  2,000         2,221                                                      ----------
State Health & Educational Facilities                                                                                      13,884
  Authority, Partners Healthcare                                                                                       ----------
  Series J-1, 5.000%, 7/1/34                  2,000         2,010  OHIO--1.0%
                                                     ------------  State Higher Educational Facility
                                                            7,828    Commission University Hospital
                                                     ------------    Health System Series A-09, 6.750%,
MICHIGAN--3.6%                                                       1/15/39                                    1,000       1,063
City of Detroit Sewer Disposal Series                                                                                  ----------
  Lien B, (AGM Insured) 7.500%,                                    PENNSYLVANIA--5.4%
  7/1/33                                      2,000         2,386  Chester County Health & Education
State Hospital Finance Authority                                     Facilities Authority, Chester
  McLaren Health Care 5.625%, 5/15/28           400           399    County Hospital Series A, 6.750%,
State Housing Development Authority                                  7/1/31                                     1,000         994
  Series D, 0.290%, 6/1/30 (3)                1,000         1,000  State Turnpike Commission Authority,
                                                     ------------    Sub - Series E, 0.000%, 12/1/38            2,000       1,306
                                                            3,785    Sub - Series B, 5.250%, 6/1/39             1,250       1,275
                                                     ------------    Sub - Series B, 5.750%, 6/1/39             1,000       1,061
MISSOURI--2.4%                                                       Sub - Series D, 5.125%, 12/1/40            1,000       1,007
St. Louis Metropolitan District                                                                                        ----------
  Sewer & Wastewater System Series                                                                                          5,643
  A, 5.750%, 5/1/38                           2,000         2,180                                                      ----------
State Health & Educational Facilities                              PUERTO RICO--3.1%
  Authority                                                        Puerto Rico Sales Tax Financing Corp.
  Washington University Series A,                                    First Sub-Series A, 6.000%, 8/1/42         1,000       1,066
  5.375%, 3/15/39                               315           343
                                                     ------------
                                                            2,523
                                                     ------------

                                                See Notes to Schedules of Investments

                                                                 2


                                                    VIRTUS TAX-EXEMPT BOND FUND
                                                SCHEDULE OF INVESTMENTS (CONTINUED)
                                                     MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                         PAR VALUE       VALUE                                              SHARES         VALUE
                                       ------------  ------------                                        ------------  -------------
PUERTO RICO--(CONTINUED)                                           MONEY MARKET MUTUAL FUNDS--(CONTINUED)
  First Sub-Series A, 6.500%, 8/1/44   $      2,000  $      2,229  Goldman Sachs Financial Square Funds
                                                     ------------    - Tax-Free
                                                            3,295    Money Market Fund - Institutional
                                                     ------------    Shares (seven-day effective yield
TEXAS--8.6%                                                          0.190%)                                1,060,848  $    1,061
Dallas Independent School District                                 --------------------------------------------------------------
  (PSF Guaranteed) 5.250%, 2/15/30            1,850         1,994  TOTAL SHORT-TERM INVESTMENTS
Forney Independent School District                                 (IDENTIFIED COST $1,177)                                 1,177
  Series A, (PSF Guaranteed)                                       --------------------------------------------------------------
  5.750%, 8/15/33                               750           831  TOTAL INVESTMENTS--98.1%
  6.000%, 8/15/37                             2,000         2,265  (IDENTIFIED COST $97,095)                              102,711(1)
Harris County Health Facilities                                    Other assets and liabilities,
  Development Corp., Memorial Hermann                              net--1.9%                                                1,937
  Healthcare System                                                                                                    ----------
  Series B, 7.250%, 12/1/35                   2,450         2,762  NET ASSETS--100.0%                                  $  104,648
Texas Municipal Gas Aquisition and                                                                                     ==========
  Supply Corp. Senior Lien, Series D,
  6.250%, 12/15/26                            1,065         1,150  Refer to Footnote Legend
                                                     ------------
                                                            9,002  ABBREVIATIONS:
                                                     ------------
WISCONSIN--4.1%                                                    AGC    Assured Guaranty Corp.
State Health & Educational Facilities                              AGM    Assured Guaranty Municipal Corp.
  Authority, Howard Young (Radian                                  AMBAC  American Municipal Bond Assurance Corporation.
  Insured) 5.000%, 8/15/18                    2,150         2,119  FGIC   Financial Guaranty Insurance Company
State of Wisconsin Series A, 6.000%,                               FNMA   Federal National Mortgage Association ("Fannie Mae").
  5/1/33                                      1,990         2,181  NATL   National Public Finance Guarantee Corp.
                                                     ------------  NATL-
                                                            4,300  RE     Formerly Municipal Bond Insurance Association.
                                                     ------------  PSF    Permanent School Fund
WYOMING--2.4%                                                      Radian Radian Asset Assurance, Inc.
Lincoln County, Pollution Control                                  XLCA   XL Capital Assurance
  (Exxon Project) 0.240%, 8/1/15 (3)          1,500         1,500
Sublette County Pollution Control
  (Exxon Project) 0.240%, 11/1/14 (3)         1,000         1,000
                                                     ------------
                                                            2,500
-----------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $95,918)                                 101,534
-----------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.0%
(IDENTIFIED COST $95,918)                                 101,534
-----------------------------------------------------------------
                                          SHARES         VALUE
                                          ------         -----
SHORT-TERM INVESTMENTS--1.1%
MONEY MARKET MUTUAL FUNDS--1.1%
AIM Tax-Free Cash Reserve Portfolio
  (The) - Institutional Shares
  (seven-day effective yield 0.090%)        116,117           116

                                                See Notes to Schedules of Investments

                                                                 3


($ reported in thousands)

The following table provides a summary of inputs used to value the Fund's net assets as of March 31, 2010 (See Security Valuation
Note 1A in the Notes to Schedules of Investments. ):

-----------------------------------------------------------------------------------------------------------------
                                                                                                      LEVEL 2
                                                                 TOTAL VALUE AT                     SIGNIFICANT
                                                                   MARCH 31,        LEVEL 1          OBSERVABLE
INVESTMENT IN SECURITIES:                                             2010        QUOTED PRICES        INPUTS
-----------------------------------------------------------------------------------------------------------------
Debt Securities:
   Municipal Securities                                          $      101,534  $            --  $       101,534
Equity Securities:
   Short-Term Investments                                                 1,177            1,177               --
Total Investments                                                $      102,711  $         1,177  $       101,534

There are no Level 3 (significant unobservable inputs) priced securities.

                                                See Notes to Schedules of Investments

                                                                1 |


                                             VIRTUS INSIGHT GOVERNMENT MONEY MARKET FUND
                                                      SCHEDULE OF INVESTMENTS
                                                     MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                         PAR VALUE       VALUE
                                       ------------  ------------
U.S. GOVERNMENT SECURITIES(10)--11.7%

U.S. Cash Management Bill 0.380%,
  6/10/10                              $     10,000  $      9,992
U.S. Treasury Bill 0.380%, 10/21/10          20,000        19,957
-----------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $29,949)                                  29,949
-----------------------------------------------------------------
FEDERAL AGENCY SECURITIES--VARIABLE(3)(9)--63.0%
FFCB
  0.210%, 4/1/10 (7/27/10(13))               20,000        20,000
  0.619%, 4/1/10 (10/1/10(13))               20,000        20,040
  0.328%, 4/5/10 (11/5/10(13))               20,000        20,004
  0.480%, 4/22/10 (10/22/10(13))             25,000        25,010
FHLB 0.280%, 4/1/10 (7/9/10(13))              5,000         5,001
FHLMC 0.151%, 4/12/10 (7/12/10(13))          25,000        25,000
FNMA 0.600%, 4/1/10 (10/22/10(13))           20,000        20,007
Overseas Private Investment Corp.
  0.160%, 4/7/10 (11/15/13(13))              16,531        16,531
  0.160%, 4/7/10 (5/15/21(13))               10,000        10,000
-----------------------------------------------------------------
TOTAL FEDERAL AGENCY SECURITIES - VARIABLE
(IDENTIFIED COST $161,593)                                161,593
-----------------------------------------------------------------
REPURCHASE AGREEMENTS--25.3%
Bank of America Corp. 0.020% dated
  3/31/10 due 4/1/10, repurchase
  price $44,831 collateralized by
  FNMA 5.000%, 4/1/38 market
  value $45,728                              44,831        44,831
Goldman Sachs Group, Inc.(The) 0.010%
  dated 3/31/10 due 4/1/10,
  repurchase price $20,000
  collateralized by FNMA
  4.000%-7.500%, 3/1/12-10/1/49 and
  FMAC 4.500%-11.000%,
  12/1/12-1/1/39, market value
  $20,400                                    20,000        20,000
-----------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
(IDENTIFIED COST $64,831)                                  64,831
-----------------------------------------------------------------
TOTAL INVESTMENTS--100.0%
(IDENTIFIED COST $256,373)                                256,373(1)

Other assets and liabilities, net--0 0%                        30
                                                     ------------
NET ASSETS--100.0%                                   $    256,403
                                                     ============

Refer to Footnote Legend

ABBREVIATIONS:
FFCB  Federal Farm Credit Bank
FHLB  Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corporation ("Freddie Mac").
FNMA  Federal National Mortgage Association ("Fannie Mae").

                                                See Notes to Schedules of Investments

                                                                  1



($ reported in thousands)

The following table provides a summary of inputs used to value the Fund's net assets as of March 31, 2010 (See Security Valuation
Note 1A in the Notes to Schedules of Investments.):

------------------------------------------------------------------------------------------------
                                                                                     LEVEL 2
                                                                 TOTAL VALUE AT    SIGNIFICANT
                                                                   MARCH 31,        OBSERVABLE
                                                                      2010            INPUTS
------------------------------------------------------------------------------------------------
Debt Securities:
   U.S. Government Agency Securities                            $       191,542  $       191,542
   Repurchase Agreements                                                 64,831           64,831
Total Investments                                               $       256,373  $       256,373

There are no Level 1 (quoted prices) or Level 3 (significant unobservable inputs) priced securities

                                                See Notes to Schedules of Investments

                                                                1 |


                                                  VIRTUS INSIGHT MONEY MARKET FUND
                                                      SCHEDULE OF INVESTMENTS
                                                     MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                         PAR VALUE      VALUE                                              PAR VALUE      VALUE
                                       ------------  ------------                                        ------------  -------------
U.S. GOVERNMENT SECURITIES(10)--11.9%                                0.220%, 4/6/10(10)                  $     14,000  $     14,000
                                                                     0.230%, 4/23/10(10)                       25,000        24,996
Cash Management Bill 0.380%, 6/10/10   $     25,000  $     24,980    0.230%, 4/26/10(10)                        6,000         5,999
U.S. Treasury Bill                                                 Thames Asset Global Securitization,
  0.435%, 7/1/10                             30,000        29,967    Inc. 0.180%,
  0.392%, 7/29/10                            25,000        24,968    4/12/10(10)                               25,000        24,999
  0.460%, 7/29/10                            25,000        24,962  Versailles LLC
  0.380%, 10/21/10                           40,000        39,911    0.220%, 4/6/10(10)                        30,000        29,999
  0.407%, 12/16/10                           25,000        24,927    0.220%, 4/7/10(10)                        40,000        39,999
  0.420%, 12/16/10                           30,000        29,909  ----------------------------------------------------------------
  0.435%, 12/16/10                           25,000        24,922  TOTAL COMMERCIAL PAPER
-----------------------------------------------------------------  (IDENTIFIED COST $732,274)                               732,274
TOTAL U.S. GOVERNMENT SECURITIES                                   ----------------------------------------------------------------
(IDENTIFIED COST $224,546)                                224,546  FEDERAL AGENCY SECURITIES--VARIABLE(3)(9)--10.6%
-----------------------------------------------------------------  FFCB 0.480%, 4/22/10 (10/22/10(13))        100,000       100,040
                                                                   FHLMC 0.151%, 4/12/10 (7/12/10(13))        100,000       100,000
COMMERCIAL PAPER--38.8%                                            ----------------------------------------------------------------
                                                                   TOTAL FEDERAL AGENCY SECURITIES - VARIABLE
Bank of Nova Scotia 0.300%,                                        (IDENTIFIED COST $200,040)                               200,040
  6/16/10(10)                                25,000        24,984  ----------------------------------------------------------------
ConocoPhillips 0.060%, 4/1/10(10)            33,000        33,000  PROMISSORY NOTES--5.3%
DnB Nor Bank ASA 144A 0.320%,                                      Goldman Sachs Group, Inc. (The)
  4/12/10 (3)(4)(9)                          50,000        50,000    0.440%, 5/12/10(6)                       100,000       100,000
Elysian Funding LLC                                                ----------------------------------------------------------------
  0.300%, 4/1/10(10)                         25,000        25,000  TOTAL PROMISSORY NOTES
  0.350%, 4/1/10(10)                         25,000        25,000  (IDENTIFIED COST $100,000)                               100,000
  0.300%, 4/5/10(10)                         20,000        19,999  ----------------------------------------------------------------
General Electric Capital Corp.                                     TIME DEPOSITS--3.7%
0.250%, 7/26/10(10)                          30,000        29,976  Natixis Bank 0.120%, 4/1/10           $     70,000        70,000
Grampian Funding LLC                                               ----------------------------------------------------------------
  0.580%, 5/14/10(10)                        30,000        29,979  TOTAL TIME DEPOSITS
  0.580%, 5/17/10(10)                        30,000        29,978  (IDENTIFIED COST $70,000)                                 70,000
  0.260%, 5/20/10(10)                        25,000        24,991  ----------------------------------------------------------------
Jupiter Securitization Corp. 0.200%,                               MEDIUM TERM NOTES(3)--11.1%
  4/12/10(10)                                30,000        29,998  General Electric Capital Corp.
Market Street Funding Corp. 0.110%,                                  0.311%, 4/5/10                            43,000        42,999
  4/1/10(10)                                 56,675        56,675  Rabobank Nederland N.V. 144A 0.250%,
Old Line Funding Corp.                                               5/17/10(9)
  0.180%, 5/4/10(10)                         12,730        12,728    (8/16/10(13))(4)                          25,000        25,000
  0.210%, 6/7/10(10)                         25,000        24,990  Svenska Handelsbanken AB 144A 0.280%,
Regency Markets No1. LLC                                             5/10/10(9)
  0.210%, 4/6/10(10)                         20,000        19,999    (2/9/11(13))(4)                           50,000        50,000
  0.240%, 4/20/10(10)                        20,000        19,997  Wachovia Bank NA 1.150%, 5/14/10            14,280        14,285
Salisbury Receivables LLC                                          Westpac Banking Corp. 0.249%,
  0.190%, 4/21/10(10)                        30,000        29,997    4/28/10(9)
  0.200%, 4/21/10(10)                        20,000        19,998    (8/27/15(13))                             78,000        77,987
  0.190%, 4/22/10(10)                        25,000        24,997  ----------------------------------------------------------------
Sheffield Receivables Corp.                                        TOTAL MEDIUM TERM NOTES
  0.180%, 4/5/10(10)                         25,000        25,000  (IDENTIFIED COST $210,271)                               210,271
  0.200%, 5/19/10(10)                        15,000        14,996  ----------------------------------------------------------------
Solitaire Funding LLC                                              VARIABLE RATE DEMAND OBLIGATIONS - MUNICIPAL(3)(9)--2.3%
  0.210%, 4/5/10(10)                         20,000        20,000  Colorado Housing & Finance Authority, Single
                                                                     Family Housing Taxable
                                                                     Series B-2, 0.220%, 4/7/10
                                                                     (11/1/33(13))(11)                         15,000        15,000


                                                See Notes to Schedules of Investments

                                                                  1


                                                  VIRTUS INSIGHT MONEY MARKET FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                     MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                         PAR VALUE      VALUE
                                       ------------  ------------
  Series A-2, 0.250%,
  4/7/10 (5/1/38(13))                  $     27,900  $     27,900
-----------------------------------------------------------------
TOTAL VARIABLE RATE DEMAND
OBLIGATIONS - MUNICIPAL
(IDENTIFIED COST $42,900)                                  42,900
-----------------------------------------------------------------
                                          SHARES         VALUE
                                          ------         -----
CERTIFICATES OF DEPOSIT--7.1%
Bank of Nova Scotia 0.280%, 8/9/10           35,000        35,000
Barclays Bank plc 0.537%, 4/17/10            50,000        50,000
Rabobank Nederland N.V. 0.250%,
   5/4/10(3)                                 50,000        50,000
-----------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT
(IDENTIFIED COST $135,000)                                135,000
-----------------------------------------------------------------
MONEY MARKET MUTUAL FUNDS--9.2%
AIM Short-Term Investments Liquid
  Assets Portfolio (The)                 94,124,144        94,124
  Institutional Shares
  (seven-day effective yield 0.130%)
Goldman Sachs Financial Square Funds     79,367,000        79,367
  - Money Market Fund -
  Institutional Shares
  (seven-day effective yield 0.080%)


-----------------------------------------------------------------
TOTAL MONEY MARKET MUTUAL FUNDS
(IDENTIFIED COST $173,491)                                173,491
-----------------------------------------------------------------
TOTAL INVESTMENTS--100.0%
(IDENTIFIED COST $1,888,522)                            1,888,522(1)
Other assets and liabilities, net--0.0%                      (112)
                                                     ------------
NET ASSETS--100.0%                                   $  1,888,410
                                                     ============

Refer to Footnote Legend

ABBREVIATIONS:
FDIC  Federal Deposit Insurance Corporation
FHLB  Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corporation ("Freddie Mac").

                                                See Notes to Schedules of Investments

                                                                  2


                                                  VIRTUS INSIGHT MONEY MARKET FUND
                                                      SCHEDULE OF INVESTMENTS
                                                     MARCH 31, 2010 (UNAUDITED)

COUNTRY WEIGHTINGS as of 3/31/10 +
----------------------------------------------------------------
United States                                                86%
Australia                                                     4
Norway                                                        3
Sweden                                                        3
United Kingdom                                                3
Netherlands                                                   1
----------------------------------------------------------------
Total                                                       100%
----------------------------------------------------------------

+ % of total investments as of March 31, 2010

                                                See Notes to Schedules of Investments

                                                                  3


($ reported in thousands)

The following table provides a summary of inputs used to value the Fund's net assets as of March 31, 2010 (See Security Valuation
Note 1A in the Notes to Schedules of Investments.):

-----------------------------------------------------------------------------------------------------------------
                                                                                                     LEVEL 2
                                                                 TOTAL VALUE AT                     SIGNIFICANT
                                                                   MARCH 31,         LEVEL 1         OBSERVABLE
INVESTMENT IN SECURITIES:                                             2010        QUOTED PRICES        INPUTS
-----------------------------------------------------------------------------------------------------------------
Debt Securities:
   U.S. Government and Agency Securities                        $       424,586  $            --  $       424,586
   Corporate Debt                                                     1,247,545               --        1,247,545
   Municipal Securities                                                  42,900               --           42,900
Equity Securities:
   Money Market Mutual Funds                                            173,491          173,491               --
Total Investments                                               $     1,888,522  $       173,491  $     1,715,031

There are no Level 3 (significant unobservable inputs) priced securities.

                                                See Notes to Schedules of Investments

                                                                1 |


                                             VIRTUS INSIGHT TAX-EXEMPT MONEY MARKET FUND
                                                       SCHEDULE OF INVESTMENTS
                                                     MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                         PAR VALUE       VALUE                                             PAR VALUE       VALUE
                                       ------------  ------------                                        ------------  ------------
COMMERCIAL PAPER - MUNICIPAL(10)--10.0%                            COLORADO--0.600%
MARYLAND--1.500%                                                   City of Aurora, The Children
Baltimore County 0.270%, 7/6/10        $     13,775  $     13,775    Hospital Series C, 0.300%, 4/1/10
                                                     ------------    (12/1/33(13))                       $      5,720  $      5,720
MASSACHUSETTS--1.700%                                                                                                  ------------
Massachusetts Water Resources                                      CONNECTICUT--2.6%
  Authority 0.330%, 6/1/10                   15,000        15,000  State Health & Education Facilities
                                                     ------------    Authority, Yale University
MINNESOTA--1.7%                                                      Series V-2, 0.270%, 4/1/10
University of Minnesota                                                (7/1/36(13))                             8,150         8,150
  Series 07-C 0.150%, 4/5/10                  4,750         4,750    Series Y-3 0.260%, 4/1/10
  Series 07-C 0.170%, 6/1/10                 10,000        10,000      (7/1/35(13))                             7,100         7,100
                                                     ------------    Series U, 0.250%, 4/7/10
                                                           14,750      (7/1/33(13))                             3,100         3,100
                                                     ------------    Series U-2, 0.250%, 4/7/10
TEXAS--2.8%                                                            (7/1/33(13))                             5,000         5,000
University of Texas                                                                                                    ------------
  0.200%, 6/1/10                             10,000        10,000                                                            23,350
  0.200%, 8/2/10                             14,500        14,500                                                      ------------
                                                     ------------  FLORIDA--7.4%
                                                           24,500  Broward County School Board
                                                     ------------    Certificate of Participation
WASHINGTON--2.3%                                                     Series D, (AGM Insured) 0.310%,
University of Washington                                             4/1/10 (7/1/29(13))                        8,725         8,725
  0.200%, 7/7/10                             13,000        13,000  City of Jacksonville Pollution
  0.200%, 7/7/10                              7,850         7,850    Control Florida Power & Light Co.
                                                     ------------    0.320%, 4/1/10 (5/1/29(13))               10,100        10,100
                                                           20,850  City of West Palm Beach, Utility
-----------------------------------------------------------------    System Series C, (AGM Insured)
TOTAL COMMERCIAL PAPER - MUNICIPAL                                   0.340%, 4/7/10 (10/1/38(13))              10,000        10,000
(IDENTIFIED COST $88,875)                                  88,875  JEA Water & Sewer System Series B-1,
-----------------------------------------------------------------    0.270%, 4/7/10 ( 10/1/36(13))             11,670        11,670
VARIABLE RATE DEMAND OBLIGATIONS - MUNICIPAL(3)(9)--81.8%          St. Lucie County Pollution Control,
ALABAMA--0.200%                                                      Florida Power & Light Co. Project
Chatom Industrial Development Board                                  0.320%, 4/1/10 (9/1/28(13))               25,000        25,000
  Pollution Control Electric                                                                                           ------------
  Cooperative, Inc. (National Rural                                                                                          65,495
  Utilities Co. Guaranty) 1.040%,                                                                                      ------------
  4/7/10 (8/15/14(13))                        2,005         2,005  GEORGIA--4.200%
                                                     ------------  Metropolitan Atlanta Rapid Transit
ALASKA--1.600%                                                       Authority Series A, 0.340%, 4/7/10
State Housing Finance Corp.                                          (7/1/25(13))                              37,070        37,070
  University of Alaska Series A,                                                                                       ------------
  0.260%, 4/7/10 (12/1/27(13))               13,800        13,800  IDAHO--0.900%
                                                     ------------  Housing & Finance Association Single
ARIZONA--0.900%                                                      Family Mortgage Series C, 0.290%,
State Health Facilities Authority,                                   4/7/10 (1/1/40(13))                        7,690         7,690
  Banner Health Series B, 0.260%,                                                                                      ------------
  4/7/10 (1/1/35(13))                         7,800         7,800  ILLINOIS--8.8%
                                                     ------------  Chicago O'Hare International
                                                                     Airport, General Airport Third
                                                                     Lien 0.300%, 4/7/10 (1/1/35(13))          10,000        10,000
                                                                   Educational Facilities Authority,
                                                                     Field Museum of Natural History
                                                                     0.270%, 4/7/10 (11/1/32(13))              16,500        16,500
                                                                   Finance Authority, Bradley
                                                                     University Series A, 0.280%,
                                                                     4/1/10 (4/1/33(13))                       10,000        10,000
                                                                   Finance Authority, Carle Foundation
                                                                     Hospital Series C, 0.290%, 4/1/10
                                                                     (2/15/33(13))                              1,800         1,800
                                                                   Finance Authority, Lake Forest
                                                                     Academy 0.350%, 4/7/10
                                                                     (12/1/24(13))                              5,000         5,000

                                                See Notes to Schedules of Investments

                                                                  1


                                             VIRTUS INSIGHT TAX-EXEMPT MONEY MARKET FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                     MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                         PAR VALUE       VALUE                                             PAR VALUE       VALUE
                                       ------------  ------------                                        ------------  ------------
ILLINOIS--(CONTINUED)                                              MICHIGAN--(CONTINUED)
Finance Authority, Lake Forest                                     University of Michigan Hospital
  Country Day School 0.350%, 4/7/10                                  Series A, 0.290%, 4/1/10
  (7/1/35(13))                         $      3,250  $      3,250    (12/1/37(13))                       $     11,585  $     11,585
Finance Authority, McGraw YMCA                                                                                         ------------
  Evanston Project 0.410%, 4/1/10                                                                                            39,285
  (6/1/27(13))                                4,000         4,000                                                      ------------
Finance Authority, North Park                                      MINNESOTA--1.5%
  University 0.300%, 4/7/10                                        City of Minneapolis, Health Care
  (10/1/29(13))                              22,500        22,500    System, Fairview Health Services,
Health Facilities Authority,                                         Series 08-C, 0.250%, 4/7/10
  Northwestern Memorial Healthcare                                   (11/15/47(13))                             5,700         5,700
  Series C, 0.290%, 4/1/10
  (8/15/32(13))                               5,000         5,000  Minneapolis & St. Paul Housing &
                                                     ------------    Redevelopment Authority Health
                                                           78,050    Care System, Allina Health System
                                                     ------------    Series C-1, 0.280%, 4/1/10
INDIANA--2.2%                                                        (11/15/34(13))                             7,375         7,375
Health System Finance Authority,                                                                                       ------------
  Sisters St. Francis Health                                                                                                 13,075
  Services, Inc.                                                                                                       ------------
  Series F, 0.300%, 4/1/10                                         MISSISSIPPI--4.6%
    (9/1/48(13))                              2,640         2,640  Hospital Equipment & Facilities
  Series G, 0.300%, 4/1/10                                           Authority, North Mississippi
    (9/1/48(13))                              2,250         2,250    Health Services
  Series J, 0.300%, 4/1/10                                           Series 01-1, 0.290%, 4/1/10
    (11/1/37(13))                             4,500         4,500      (5/15/30(13))                           26,600        26,600
Purdue University Student Facilities                                 Series 97-1, 0.290%, 4/7/10
  System                                                               (5/15/27(13))                           14,300        14,300
  Series 04-A 0.280%, 4/7/10                                                                                           ------------
    (7/1/33(13))                                250           250                                                            40,900
State Educational Facilities                                                                                           ------------
  Authority, Wabash College Project                                MISSOURI--2.4%
  0.360%, 4/1/10 (12/1/23(13))               10,000        10,000  St. Louis County Industrial
                                                     ------------    Development & Educational
                                                           19,640    Facilities Whitefield School, Inc.
                                                     ------------    Series B, 0.350%, 4/1/10
KENTUCKY--1.4%                                                         (6/15/24(13))                            1,100         1,100
Mason County, Pollution Control East                               State Health & Educational
  Kentucky Power Cooperative, Inc.                                   Facilities Authority, St. Louis
  Series B-1, 1.040%, 4/7/10                                         University
    (10/15/14(13))                            3,600         3,600    Series B-1, 0.280%, 4/1/10
  Series B-2, 1.040%, 4/7/10                                           (10/1/35(13))                            4,100         4,100
    (10/15/14(13))                            5,570         5,570    Series A-2  0.270%, 4/1/10
  Series B-3, 1.040%, 4/7/10                                           (10/1/35(13))                            5,200         5,200
    (10/15/14(13))                            3,160         3,160  State Health & Educational
                                                     ------------    Facilities Authority, Washington
                                                           12,330    University
                                                     ------------    Series B, 0.320%, 4/1/10
MARYLAND--2.100%                                                       (9/1/30(13))                             5,400         5,400
Washington Suburban Sanitary                                         Series B, 0.280%, 4/1/10
  Commission Series A-10, 0.290%,                                      (10/1/35(13))                            1,400         1,400
  4/7/10 (6/01/23(13))                       19,000        19,000    Series C, 0.270%, 4/1/10
                                                     ------------      (9/1/30(13))                             4,300         4,300
MASSACHUSETTS--0.600%                                                                                                  ------------
Commonwealth of Massachusetts                                                                                                21,500
  Series B 144A (AMBAC Insured)                                                                                        ------------
  0.260%, 3/1/26 (3/1/26(13))(4)              5,000         5,000  NEVADA--1.700%
                                                     ------------  Clark County School District
MICHIGAN--4.4%                                                       Series A, (AGM Insured) 0.260%,
Michigan Strategic Fund Ltd. 0.290%,                                 6/15/21 (6/15/21(13))                     15,275        15,275
  4/7/10 (4/15/18(13))                        5,700         5,700                                                      ------------
Oakland County Economic Development                                NEW MEXICO--2.2%
  Corp. 0.330%, 4/1/10 (11/1/37(13))         22,000        22,000  State Hospital Equipment Loan
                                                                     Council, Presbyterian Healthcare
                                                                     System Series C, 0.300%, 4/1/10
                                                                     (8/1/34(13))                               8,905         8,905

                                                See Notes to Schedules of Investments

                                                                  2


                                             VIRTUS INSIGHT TAX-EXEMPT MONEY MARKET FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                     MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                         PAR VALUE       VALUE                                             PAR VALUE       VALUE
                                       ------------  ------------                                        ------------  ------------
NEW MEXICO--(CONTINUED)                                            TEXAS--10.0%
  Series D, 0.300%, 4/1/10                                         Board of Regents of the University
    (8/1/34(13))                       $     10,700  $     10,700    of Texas System, Series 08-B,
                                                     ------------    0.270%, 4/1/10 (8/1/32(13))         $      2,550  $      2,550
                                                           19,605  City of San Antonio Electric 0.310%,
                                                     ------------    4/7/10 (2/1/33(13))                       25,000        25,000
NEW YORK--3.9%                                                     Denton Independent School District
City of New York                                                     Series 05-A, 0.300%, 4/1/10
  Series C, 0.220%, 10/1/23                                          (8/1/35(13))                              19,900        19,900
    (10/1/23(13))                             3,000         3,000  Harris County Health Facilities
  Sub-series H-4, 0.210%, 3/1/34                                     Development Corp., Baylor College
    (3/1/34(13))                             20,100        20,100    Medicine Series B, 0.290%, 4/1/10
State Housing Finance Agency                                         (11/15/47(13))                             2,600         2,600
  Series G, 0.300%, 4/7/10                                         Nueces County Health Facilities
  (3/15/28(13))                               6,500         6,500    Development Corp., Driscoll
Transitional Finance Authority,                                      Foundation Children's Hospital
  Building Aid Subseries 3-3D,                                       0.310%, 4/7/10 (7/1/15(13))               17,600        17,600
  0.300%, 4/7/10 (11/1/22(13))                5,200         5,200  Texas Small Business Industrial
                                                     ------------    Development Corp. 0.300%, 4/7/10
                                                           34,800    (7/1/26(13))                              21,160        21,160
                                                     ------------                                                      ------------
NORTH CAROLINA--3.4%                                                                                                         88,810
City of Raleigh 0.390%, 4/1/10                                                                                         ------------
  (6/1/34(13))                                5,000         5,000  UTAH--0.6%
State of North Carolina Series C,                                  City of Murray, Intermountain
  0.270%, 4/7/10 (6/1/19(13))                24,800        24,800    Healthcare Service, Inc. Series C,
                                                     ------------    0.290%, 4/1/10 (5/15/37(13))               2,300         2,300
                                                           29,800  State Board of Regents, University
                                                     ------------    Health Care 0.310%, 4/1/10
OHIO--0.500%                                                         (8/1/31(13))                               3,420         3,420
City of Cleveland Series R, 0.280%,                                                                                    ------------
  4/1/10 (1/01/33(13))                        4,500         4,500                                                             5,720
                                                     ------------                                                      ------------
OREGON--1.2%                                                       VIRGINIA--3.2%
Clackamas County Hospital Facility                                 Fairfax County Industrial
  Authority, Legacy Health System,                                   Development Authority, Inova
  Series A, 0.270%, 4/7/10                                           Health System Project,
    (6/1/37(13))                              2,000         2,000    Series 10-A1, 0.410%, 4/7/10
  Series C, 0.270%, 4/7/10                                             (5/15/39(13))                            5,000         5,000
    (6/1/37(13))                              4,700         4,700    Series 09-B2, 0.550%, 4/12/10
State Facilities Authority,                                            (5/15/39(13))(11)                       10,000        10,000
  PeaceHealth Series B, 0.260%,                                      Series 10-A2, 0.230%, 9/15/10
  4/1/10 (8/1/34(13))                         4,300         4,300      (5/15/39(13))(11)                        5,000         5,000
                                                     ------------  Loudoun County Industrial
                                                           11,000    Development Authority, Howard
                                                     ------------    Hughes Medical Institute, Series
TENNESSEE--2.6%                                                      E, 0.260%, 4/7/10 (2/15/38(13))            8,600         8,600
City of Chattanooga, Health,                                                                                           ------------
  Educational and Housing Facility                                                                                           28,600
  Board, Catholic Health Initiatives                                                                                   ------------
  Series 04-C, 0.320%, 4/7/10                                      WISCONSIN--2.4%
  (5/1/39(13))                               18,450        18,450  City of Beaver Dam, YMCA Dodge
Metropolitan Government of Nashville                                 County, Inc. Project 0.290%,
  & Davidson County, Health and                                      4/1/10 (12/1/36(13))                       3,295         3,295
  Educational Facilities Board,                                    Milwaukee Redevelopment Authority
  Ascension Health Series 01 B-1,                                    American Society for Quality
  0.440%, 4/1/10 (11/15/31(13))               5,000         5,000    0.290%, 4/1/10 (5/1/36(13))                3,745         3,745
                                                     ------------  State Health & Educational
                                                           23,450    Facilities Authority, Wheaton
                                                     ------------    Franciscan Healthcare Series B,
                                                                     0.260%, 4/7/10 (8/15/33(13))              14,320        14,320
                                                                                                                       ------------
                                                                                                                             21,360
                                                                                                                       ------------
                                                See Notes to Schedules of Investments

                                                                  3


                                             VIRTUS INSIGHT TAX-EXEMPT MONEY MARKET FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                     MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)                                          AGM   Assured Guaranty Municipal Corp.
                                                                   AMBAC American Municipal Bond Assurance Corporation.
                                         PAR VALUE       VALUE     VA    Department of Veterans Affairs.
                                       ------------  ------------
WYOMING--3.7%
Lincoln County, Pollution Control,
  Exxon Project 0.190%, 8/1/15
  (8/1/15(13))                         $     10,200  $     10,200
Platte County, Pollution Control,
  Tri-State Generation Series B,
  0.480%, 4/1/10 (7/1/14(13))                 3,300         3,300
Uinta County, Pollution Control,
  Chevron U.S.A., Inc. Project
  0.290%, 4/1/10 (12/1/22(13))                1,500         1,500
  0.270%, 4/1/10 (8/15/20(13))               18,100        18,100
                                                     ------------
                                                           33,100
-----------------------------------------------------------------
TOTAL VARIABLE RATE DEMAND
OBLIGATIONS - MUNICIPAL
(IDENTIFIED COST $727,730)                                727,730
-----------------------------------------------------------------
TAX-EXEMPT BONDS - MUNICIPAL--3.2%
KENTUCKY--2.300%
Louisville & Jefferson County
  Metropolitan Sewer District Sewer
  and Drainage System Series A,
  3.000%, 8/19/10                            20,000        20,133
                                                     ------------
OHIO--0.300%
State Hospital Facility, Cleveland
  Clinic, Series B 4.000%, 1/1/11             3,020         3,101
                                                     ------------
WISCONSIN--0.600%
City of Middleton 1.750%, 7/1/10              5,000         5,003
                                                     ------------
-----------------------------------------------------------------
TOTAL TAX-EXEMPT BONDS - MUNICIPAL
(IDENTIFIED COST $28,237)                                  28,237
-----------------------------------------------------------------
                                          SHARES         VALUE
                                       ------------  ------------
MONEY MARKET MUTUAL FUND--5.0%
Goldman Sachs Financial Square Funds
  - Tax-Free Money Market Fund -
  Institutional Shares (seven-day
  effective yield 0.090%)                44,076,073        44,076
                                                     ------------
-----------------------------------------------------------------
TOTAL MONEY MARKET MUTUAL FUNDS
(IDENTIFIED COST $44,076)                                  44,076
-----------------------------------------------------------------
TOTAL INVESTMENTS--100.0%
(IDENTIFIED COST $888,918)                                888,918(1)
Other assets and liabilities, net--0.0%                       440
                                                     ------------
NET ASSETS--100.0%                                   $    889,358
                                                     ============

Refer to Footnote Legend

ABBREVIATIONS:

                                                See Notes to Schedules of Investments

                                                                  4



($ reported in thousands)

The following table provides a summary of inputs used to value the Fund's net assets as of March 31, 2010 (See Security Valuation
Note 1A in the Notes to Schedules of Investments.):

---------------------------------------------------------------------------
                                                                  LEVEL 2
                               TOTAL VALUE AT                   SIGNIFICANT
                                  MARCH 31,         LEVEL 1      OBSERVABLE
 INVESTMENT IN SECURITIES:          2010        QUOTED PRICES      INPUTS
---------------------------------------------------------------------------
Debt Securities:
   Municipal Securities               844,842              --       844,842
Equity Securities:
   Money Market Mutual Funds           44,076          44,076            --
Total Investments              $      888,918   $      44,076   $   844,842

There are no Level 3 (significant unobservable inputs) priced securities.

                                                See Notes to Schedules of Investments

                                                                1 |


VIRTUS INSIGHT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES
     The following is a summary of significant accounting policies consistently followed by the Virtus Insight Trust, a trust consisting of fourteen diversified funds (each a "Fund") in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates and those differences could be significant.

A. SECURITY VALUATION
The Funds utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

- Level 1 - quoted prices in active markets for identical securities

- Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - prices determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to the Funds major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the advisor, are generally categorized as Level 3 in the hierarchy.

Certain foreign securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In such cases the funds fair value foreign securities using an external pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities

  Other information regarding each Fund is available in the Funds' most recent
                             Report to Shareholders

VIRTUS INSIGHT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
MARCH 31, 2010  (UNAUDITED)

and therefore dealer supplied prices are utilized representing indicative bids based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the advisor are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter (OTC) derivative contracts, which include forward currency contracts and equity linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value determined as of the close of business of the New York Stock Exchange (generally 4:00 p.m. Eastern time) each business day and are categorized as Level 1 in the hierarchy.

Short-term Notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

The Money Market Funds use the amortized cost method of security valuation absent extraordinary or unusual market conditions. In the opinion of the Trustees, this represents the fair value of the securities. The Trustees monitor the deviations between the Money Market Funds' net asset value per share as determined by using available market quotations and its net asset value per share using amortized cost. If the deviation exceeds 1/2 of 1%, the Board of Trustees will consider what action, if any, should be initiated to provide fair valuation. Using this method, the Money Market Funds attempt to maintain a constant net asset value of $1 per share.

A summary of the inputs used to value the Funds' net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities may be valued using amortized cost, in accordance with the Investment Company Act of 1940. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are categorized as Level 2 in the hierarchy.

B. DERIVATIVE FINANCIAL INSTRUMENTS

Disclosures on derivative Instruments and hedging activities are intended to improve financial reporting for derivative instruments by enhanced disclosure that enables investors to understand how and why a fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund's results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Funds:

FORWARD CURRENCY CONTRACTS: The Funds enter into forward foreign currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost of proceeds. This is done to protect the U.S. Dollar value of the portfolio. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain or loss in the Statement of Operations. When the contract is closed or offset with the same counterparty, the Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as net realized gain (loss) from foreign currency transactions.

The Emerging Markets Fund enters into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds.

 Other information regarding each Fund is available in the Funds' most recent
                            Report to Shareholders.

VIRTUS INSIGHT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
MARCH 31, 2010  (UNAUDITED)

The Fund also hedges from time to time, the currency exposure of foreign denominated securities, held in the portfolio, back to U.S. Dollars during preceived times of U.S. Dollar strength. This is done in order to protect U.S. Dollar value of the portfolio. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

NOTE 2--ILLIQUID AND RESTRICTED SECURITIES ($ reported in thousands)

Investments shall be considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are noted as such at the end of each Fund's Schedule of Investments where applicable.

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

At March 31, 2010, the Funds held the following illiquid and restricted securities ($ reported in thousands):

                                                                Market     % of
                                    Acquisition   Acquisition   Value at   Net Assets
                                    Date          Cost          3/31/10    at 3/31/10
                                    -------------------------------------------------
BALANCED ALLOCATION FUND
Structured Assets
Securities Corp. (Interest Only)
98-RF3, A 144A
6.100%, 6/15/28                     11/1/06       $  8          $  5            0.0 %

INTERMEDIATE GOVERNMENT BOND FUND
Structured Assets
Securities Corp. (Interest Only)
98-RF3, A 144A
6.100%, 6/15/28                     11/1/06         58            40            0.1 %

SHORT/INTERMEDIATE BOND FUND
DLJ Mortgage
Acceptance Corp. (Principal Only)
96-1 144A
0.000%, 9/18/11                     10/2/96          7
                                    4/28/04          4
                                                  ----
                                                    11             5            0.0 %

Structured Assets
Securities Corp. (Interest Only)
98-RF3, A 144A
6.100%, 6/15/28                     11/1/06        138           101            0.0 %

Each Fund will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

NOTE 3--FEDERAL INCOME TAX INFORMATION ($ reported in thousands)
At March 31, 2010, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by each Fund were as follows:

 Other information regarding each Fund is available in the Funds' most recent
                            Report to Shareholders.

VIRTUS INSIGHT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
MARCH 31, 2010  (UNAUDITED)

($ reported in thousands)

                                                                                    NET UNREALIZED
                                          FEDERAL     UNREALIZED     UNREALIZED       APPRECIATION
         FUND                            TAX COST   APPRECIATION   (DEPRECIATION)    (DEPRECIATION)
         ----                            --------   ------------   --------------   ---------------
Balanced Allocation Fund                 $ 60,185      $ 6,587        $(2,298)           $ 4,289
Core Equity Fund                           83,240       13,261         (2,547)            10,714
Disciplined Small-Cap Opportunity Fund     69,936       15,601         (3,588)            12,013
Disciplined Small-Cap Value Fund          110,078       25,515         (4,365)            21,150
Emerging Markets Opportunities Fund       253,671       60,636         (1,600)            59,036
Value Equity Fund                         150,612       20,342         (7,666)            12,676
High Yield Income Fund                     44,331        2,925           (222)             2,703
Intermediate Government Bond Fund          34,500        1,226           (404)               822
Intermediate Tax-Exempt Bond Fund          82,575        2,829         (1,962)               867
Short/Intermediate Bond Fund               97,342        3,117         (4,391)            (1,274)
Tax-Exempt Bond Fund                       97,095        6,352           (736)             5,616

NOTE 4--SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the series through the date the financial statements were available for issuance, and has determined that no subsequent events require recognition or disclosure in the financial statements.

 Other information regarding each Fund is available in the Funds' most recent
                            Report to Shareholders.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Virtus Insight Trust
            ----------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         ---------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date                       May 27, 2010
    ------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         ---------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date                       May 27, 2010
    ------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         ---------------------------------------------------
                           W. Patrick Bradley, Chief Financial Officer
                           and Treasurer (principal financial officer)

Date                       May 27, 2010
    ------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.